UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 98.30%

AMUSEMENT & RECREATION SERVICES - 1.41%
          8,480  HARRAH'S ENTERTAINMENT INCORPORATED                                                             $        630,318
                                                                                                                 ----------------

BUSINESS SERVICES - 12.76%
         34,720  ADOBE SYSTEMS INCORPORATED+                                                                            1,328,040
         11,669  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      878,442
         11,080  ELECTRONIC ARTS INCORPORATED+                                                                            586,021
          3,779  GOOGLE INCORPORATED CLASS A+                                                                           1,800,278
         20,460  MICROSOFT CORPORATION                                                                                    587,407
         20,450  YAHOO! INCORPORATED+                                                                                     538,653

                                                                                                                        5,718,841
                                                                                                                 ----------------

CHEMICALS & ALLIED PRODUCTS - 8.14%
         22,390  ABBOTT LABORATORIES                                                                                    1,063,749
         14,690  AMGEN INCORPORATED+                                                                                    1,115,118
         16,490  GILEAD SCIENCES INCORPORATED+                                                                          1,136,161
          5,290  PROCTER & GAMBLE COMPANY                                                                                 335,333

                                                                                                                        3,650,361
                                                                                                                 ----------------

COMMUNICATIONS - 6.71%
         14,520  AMERICAN TOWER CORPORATION CLASS A+                                                                      523,010
         28,840  COMCAST CORPORATION CLASS A+ <<                                                                        1,172,923
         20,199  NII HOLDINGS INCORPORATED+                                                                             1,313,541

                                                                                                                        3,009,474
                                                                                                                 ----------------

DEPOSITORY INSTITUTIONS - 2.53%
         15,040  JPMORGAN CHASE & COMPANY                                                                                 713,498
          8,810  MARSHALL & ILSLEY CORPORATION                                                                            422,351

                                                                                                                        1,135,849
                                                                                                                 ----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.98%
         36,400  WILLIAMS COMPANIES INCORPORATED                                                                          889,252
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.88%
         22,500  CISCO SYSTEMS INCORPORATED+                                                                              542,925
          7,140  COOPER INDUSTRIES LIMITED CLASS A                                                                        638,673
          7,370  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             754,320
         35,260  MARVELL TECHNOLOGY GROUP LIMITED+                                                                        644,553
          8,820  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  313,110
         23,690  QUALCOMM INCORPORATED                                                                                    862,079
         22,280  TEXAS INSTRUMENTS INCORPORATED                                                                           672,410

                                                                                                                        4,428,070
                                                                                                                 ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.52%
         12,710  CELGENE CORPORATION+                                                                                     679,222
                                                                                                                 ----------------

FOOD & KINDRED PRODUCTS - 1.14%
          8,050  PEPSICO INCORPORATED                                                                                     510,692
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES - 3.30%
         17,230  FEDERATED DEPARTMENT STORES INCORPORATED                                                                 756,569
          9,620  J.C. PENNEY COMPANY INCORPORATED                                                                         723,713

                                                                                                                        1,480,282
                                                                                                                 ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.76%
         14,290  BEST BUY COMPANY INCORPORATED                                                                   $        789,523
                                                                                                                 ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.90%
         10,430  HILTON HOTELS CORPORATION                                                                                301,636
         34,680  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            1,448,584

                                                                                                                        1,750,220
                                                                                                                 ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.58%
         19,480  APPLE COMPUTER INCORPORATED+                                                                           1,579,438
          8,880  GRANT PRIDECO INCORPORATED+                                                                              335,398
         13,900  HEWLETT-PACKARD COMPANY                                                                                  538,486
          6,910  NATIONAL OILWELL VARCO INCORPORATED+                                                                     417,364
         10,990  SANDISK CORPORATION+                                                                                     528,619

                                                                                                                        3,399,305
                                                                                                                 ----------------

INSURANCE CARRIERS - 8.04%
         12,740  ALLSTATE CORPORATION                                                                                     781,726
          9,440  CHUBB CORPORATION                                                                                        501,736
         12,910  UNITEDHEALTH GROUP INCORPORATED                                                                          629,750
         22,130  WELLPOINT INCORPORATED+                                                                                1,688,962

                                                                                                                        3,602,174
                                                                                                                 ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.39%
          2,500  BECTON DICKINSON & COMPANY                                                                               175,075
                                                                                                                 ----------------

METAL MINING - 1.12%
         19,110  GOLDCORP INCORPORATED                                                                                    502,211
                                                                                                                 ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.76%
         24,980  JOHNSON & JOHNSON                                                                                      1,683,652
                                                                                                                 ----------------

MISCELLANEOUS RETAIL - 3.57%
         51,030  CVS CORPORATION                                                                                        1,601,321
                                                                                                                 ----------------

MOTION PICTURES - 0.49%
         10,430  NEWS CORPORATION CLASS A                                                                                 217,466
                                                                                                                 ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.21%
          9,410  AMERICAN EXPRESS COMPANY                                                                                 543,992
                                                                                                                 ----------------

OIL & GAS EXTRACTION - 4.56%
          9,000  CANADIAN NATURAL RESOURCES LIMITED                                                                       469,350
         20,521  CHESAPEAKE ENERGY CORPORATION                                                                            665,701
         12,500  TRANSOCEAN INCORPORATED+                                                                                 906,750

                                                                                                                        2,041,801
                                                                                                                 ----------------

PRIMARY METAL INDUSTRIES - 0.50%
          3,260  PRECISION CASTPARTS CORPORATION                                                                          221,876
                                                                                                                 ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.33%
          2,110  GOLDMAN SACHS GROUP INCORPORATED                                                                         400,457
          8,280  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    644,515

                                                                                                                        1,044,972
                                                                                                                 ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
TRANSPORTATION BY AIR - 1.65%
         26,111  AMR CORPORATION+                                                                                $        739,986
                                                                                                                 ----------------

TRANSPORTATION EQUIPMENT - 4.42%
         10,637  GENERAL DYNAMICS CORPORATION                                                                             756,291
          8,000  ITT CORPORATION                                                                                          435,120
          8,710  TEXTRON INCORPORATED                                                                                     792,000

                                                                                                                        1,983,411
                                                                                                                 -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.65%
         17,020  CARDINAL HEALTH INCORPORATED                                                                           1,113,959
          9,760  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     522,159

                                                                                                                        1,636,118
                                                                                                                 -----------------

TOTAL COMMON STOCKS (COST $39,913,847)                                                                                 44,065,464
                                                                                                                 -----------------

COLLATERAL FOR SECURITIES LENDING - 2.76%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.06%
         25,576  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    25,576
              4  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                                4

                                                                                                                           25,580
                                                                                                                 ----------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 2.70%
$         5,601  AMERICAN GENERAL FINANCE CORPORATION++ +/-                           5.35%      11/15/2007                 5,604
            622  AQUINAS FUNDING LLC++                                                5.33       12/11/2006                   619
         31,118  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       11/03/2006                31,118
         15,559  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       12/22/2006                15,559
         15,559  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.30       04/25/2007                15,560
         17,103  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006                17,098
         15,559  BANCO SANTANDER TOTTA LOAN++ +/-                                     5.32       11/16/2007                15,559
         15,559  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007                15,562
         10,269  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007                10,271
          3,734  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007                 3,736
         11,854  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006                11,821
         39,332  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006                39,217
         15,559  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006                15,459
         11,202  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006                11,178
         12,447  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006                12,423
          6,286  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006                 6,286
         11,482  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       11/17/2006                11,456
          6,876  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006                 6,875
          5,729  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006                 5,700
          6,224  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       01/17/2007                 6,154
         15,559  CHEYNE FINANCE LLC SERIES MTN++ +/-                                  5.34       07/16/2007                15,560
         15,559  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.37       11/15/2006                15,559
         31,118  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.28       06/25/2007                31,116
         56,671  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006                56,564
         14,314  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006                14,274
            788  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006                   785
         45,895  DNB NOR BANK ASA                                                     5.33       11/01/2006                45,895
            622  EDISON ASSET SECURITIZATION LLC                                      5.41       12/11/2006                   619
         31,118  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006                31,118
          3,236  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006                 3,235
        112,969  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $112,985)          5.36       11/01/2006               112,969
          9,132  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006                 9,113
            778  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43       11/06/2006                   777
            778  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006                   775

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         5,085  GALLEON CAPITAL LLC                                                  5.35%      11/01/2006      $          5,085
          8,931  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007                 8,936
          1,245  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007                 1,245
          2,178  HBOS TREASURY SERVICES PLC++ +/-                                     5.45       01/12/2007                 2,179
          8,728  HSBC BANK USA+/-                                                     5.41       12/14/2006                 8,729
         21,782  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007                21,793
         40,453  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007                40,453
         15,559  INTESA BANK IRELAND PLC SERIES BKNT++ +/-                            5.32       11/23/2007                15,558
          7,593  K2 (USA) LLC                                                         5.32       11/10/2006                 7,583
          9,335  KAUPTHING BANK SERIES MTN++ +/-                                      5.38       03/20/2007                 9,331
          5,751  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006                 5,749
         37,382  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006                37,355
         18,712  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006                18,693
         62,235  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006                62,235
          1,245  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006                 1,242
         15,559  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006                15,559
          9,335  LIQUID FUNDING LIMITED++ +/-                                         5.29       12/01/2006                 9,335
         15,559  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006                15,477
          9,335  LIQUID FUNDING LIMITED                                               5.47       12/28/2006                 9,258
          3,734  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007                 3,735
          6,224  MBIA GLOBAL FUNDING LLC++ +/-                                        5.32       02/20/2007                 6,224
          3,516  MORGAN STANLEY+/-                                                    5.50       11/09/2006                 3,516
         15,559  MORGAN STANLEY+/-                                                    5.50       07/27/2007                15,575
         10,471  MORGAN STANLEY+/-                                                    5.51       01/12/2007                10,474
          3,715  MORGAN STANLEY+/-                                                    5.55       11/24/2006                 3,716
          2,878  MORGAN STANLEY SERIES EXL+/- ss.                                     5.38       12/14/2007                 2,879
         11,149  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.49       07/20/2007                11,162
          3,423  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.51       12/11/2006                 3,424
          9,749  NORTH SEA FUNDING LLC                                                5.31       11/09/2006                 9,738
         31,118  NORTHERN ROCK PLC++ +/- ss.                                          5.32       12/05/2007                31,122
          9,335  PARAGON MORTGAGES PLC SERIES 12A++ +/-                               5.30       05/15/2007                 9,335
          2,517  RACERS TRUST SERIES 2004-6-MM++ +/-                                  5.34       05/22/2007                 2,518
         38,415  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006                38,415
         12,447  SLM CORPORATION++ +/- ss.                                            5.32       12/12/2007                12,451
         10,580  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006                10,540
          3,598  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/09/2007                 3,598
         15,559  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL++ +/-                  5.33       06/15/2007                15,560
         15,559  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                  5.33       03/09/2007                15,562
         15,559  VERSAILLES CDS LLC++                                                 5.35       11/01/2006                15,559
         25,436  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006                25,402
          3,859  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006                 3,859
         67,650  WORLD OMNI VEHICLE LEASING++                                         5.31       11/15/2006                67,512

                                                                                                                        1,213,285
                                                                                                                 ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,238,865)                                                               1,238,865
                                                                                                                 ----------------
SHARES
SHORT-TERM INVESTMENTS - 0.83%
        371,187  WELLS FARGO MONEY MARKET TRUST~ ++                                                                       371,187
                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $371,187)                                                                              371,187
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $41,523,899)*                                     101.89%                                                  $     45,675,516

OTHER ASSETS AND LIABILITIES, NET                        (1.89)                                                          (848,865)
                                                       -------                                                   ----------------

TOTAL NET ASSETS                                        100.00%                                                  $     44,826,651
                                                       -------                                                   ----------------

+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/- VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $371,187.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 95.88%

BUSINESS SERVICES - 13.72%
        883,100  ADOBE SYSTEMS INCORPORATED+                                                                     $     33,778,575
        259,895  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   19,564,896
        102,982  GOOGLE INCORPORATED CLASS A+                                                                          49,059,595
        434,400  MICROSOFT CORPORATION                                                                                 12,471,624
        557,040  YAHOO! INCORPORATED+                                                                                  14,672,434

                                                                                                                      129,547,124
                                                                                                                 ----------------

CHEMICALS & ALLIED PRODUCTS - 9.11%
        536,800  ABBOTT LABORATORIES                                                                                   25,503,368
        333,800  AMGEN INCORPORATED+                                                                                   25,338,758
        408,200  GILEAD SCIENCES INCORPORATED+ <<                                                                      28,124,980
        111,100  PROCTER & GAMBLE COMPANY                                                                               7,042,629

                                                                                                                       86,009,735
                                                                                                                 ----------------

COMMUNICATIONS - 7.67%
        663,900  COMCAST CORPORATION CLASS A+ <<                                                                       27,000,813
        699,551  NII HOLDINGS INCORPORATED+                                                                            45,491,802

                                                                                                                       72,492,615
                                                                                                                 ----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.59%
      1,001,900  WILLIAMS COMPANIES INCORPORATED                                                                       24,476,417
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.20%
        664,500  CISCO SYSTEMS INCORPORATED+                                                                           16,034,385
        149,000  COOPER INDUSTRIES LIMITED CLASS A                                                                     13,328,050
        293,520  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          30,041,772
        956,300  MARVELL TECHNOLOGY GROUP LIMITED+ <<                                                                  17,481,164
        251,000  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                8,910,500
        502,900  QUALCOMM INCORPORATED                                                                                 18,300,531
        682,800  TEXAS INSTRUMENTS INCORPORATED                                                                        20,606,904

                                                                                                                      124,703,306
                                                                                                                 ----------------

FOOD & KINDRED PRODUCTS - 2.50%
        372,000  PEPSICO INCORPORATED                                                                                  23,599,680
                                                                                                                 ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.31%
        974,900  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           40,721,573
                                                                                                                 ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.57%
        472,700  APPLE COMPUTER INCORPORATED+                                                                          38,326,516
        263,800  GRANT PRIDECO INCORPORATED+                                                                            9,963,726
        355,400  HEWLETT-PACKARD COMPANY                                                                               13,768,196

                                                                                                                       62,058,438
                                                                                                                 ----------------

INSURANCE CARRIERS - 8.98%
        403,610  ALLSTATE CORPORATION                                                                                  24,765,510
        314,000  UNITEDHEALTH GROUP INCORPORATED                                                                       15,316,920
        586,400  WELLPOINT INCORPORATED+                                                                               44,754,048

                                                                                                                       84,836,478
                                                                                                                 ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.63%
        219,500  BECTON DICKINSON & COMPANY                                                                            15,371,585
                                                                                                                 ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.26%
        597,400  JOHNSON & JOHNSON                                                                               $     40,264,760
                                                                                                                 ----------------

MISCELLANEOUS RETAIL - 4.56%
      1,373,500  CVS CORPORATION                                                                                       43,100,430
                                                                                                                 ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.74%
        283,700  AMERICAN EXPRESS COMPANY                                                                              16,400,697
                                                                                                                 ----------------

OIL & GAS EXTRACTION - 4.37%
        571,838  CHESAPEAKE ENERGY CORPORATION                                                                         18,550,425
        313,700  TRANSOCEAN INCORPORATED+                                                                              22,755,798

                                                                                                                       41,306,223
                                                                                                                 ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.46%
        177,100  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                 13,785,464
                                                                                                                 ----------------

TRANSPORTATION EQUIPMENT - 4.96%
        352,702  GENERAL DYNAMICS CORPORATION                                                                          25,077,112
        239,600  TEXTRON INCORPORATED                                                                                  21,786,828

                                                                                                                       46,863,940
                                                                                                                 ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 4.25%
        354,000  CARDINAL HEALTH INCORPORATED                                                                          23,169,300
        316,900  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  16,954,148

                                                                                                                       40,123,448
                                                                                                                 ----------------

TOTAL COMMON STOCKS (COST $814,165,864)                                                                               905,661,913
                                                                                                                 ----------------

COLLATERAL FOR SECURITIES LENDING - 3.26%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.07%
        635,417  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   635,417
            107  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              107

                                                                                                                          635,524
                                                                                                                 ----------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.19%
$       139,159  AMERICAN GENERAL FINANCE CORPORATION+/- ++                           5.35%      11/15/2007               139,223
         15,462  AQUINAS FUNDING LLC++                                                5.33       12/11/2006                15,372
        773,104  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.30       11/03/2006               773,104
        386,552  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.30       12/22/2006               386,552
        386,552  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.30       04/25/2007               386,571
        424,913  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006               424,790
        386,552  BANCO SANTANDER TOTTA LOAN+/- ++                                     5.32       11/16/2007               386,560
        386,552  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007               386,625
        255,124  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007               255,175
         92,772  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007                92,810
        294,506  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006               293,690
        977,188  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006               974,334
        386,552  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006               384,078
        278,317  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006               277,708
        309,242  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006               308,654
        156,167  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006               156,167
        285,275  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       11/17/2006               284,611
        170,825  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006               170,799
        142,328  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006               141,604

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       154,621  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36%      01/17/2007      $        152,887
        386,552  CHEYNE FINANCE LLC SERIES MTN+/- ++                                  5.34       07/16/2007               386,571
        386,552  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.37       11/15/2006               386,560
        773,104  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.28       06/25/2007               773,073
      1,407,977  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006             1,405,302
        355,628  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006               354,643
         19,575  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006                19,501
      1,140,251  DNB NOR BANK ASA                                                     5.33       11/01/2006             1,140,251
         15,462  EDISON ASSET SECURITIZATION LLC                                      5.41       12/11/2006                15,372
        773,104  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006               773,104
         80,403  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006                80,379
      2,806,658  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,807,076)        5.36       11/01/2006             2,806,658
        226,875  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006               226,412
         19,328  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43       11/06/2006                19,313
         19,328  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006                19,254
        126,325  GALLEON CAPITAL LLC                                                  5.35       11/01/2006               126,325
        221,881  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007               222,023
         30,924  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007                30,935
         54,117  HBOS TREASURY SERVICES PLC+/- ++                                     5.45       01/12/2007                54,137
        216,856  HSBC BANK USA+/-                                                     5.41       12/14/2006               216,873
        541,173  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007               541,432
      1,005,035  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007             1,005,035
        386,552  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                            5.32       11/23/2007               386,533
        188,637  K2 USA LLC                                                           5.32       11/10/2006               188,390
        231,931  KAUPTHING BANK SERIES MTN+/- ++                                      5.38       03/20/2007               231,818
        142,870  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006               142,828
        928,745  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006               928,067
        464,883  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006               464,409
      1,546,208  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006             1,546,208
         30,924  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006                30,861
        386,552  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006               386,552
        231,931  LIQUID FUNDING LIMITED+/- ++                                         5.29       12/01/2006               231,931
        386,552  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006               384,526
        231,931  LIQUID FUNDING LIMITED                                               5.47       12/28/2006               230,006
         92,772  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007                92,786
        154,621  MBIA GLOBAL FUNDING LLC+/- ++                                        5.32       02/20/2007               154,629
         87,361  MORGAN STANLEY+/-                                                    5.50       11/09/2006                87,362
        386,552  MORGAN STANLEY+/-                                                    5.50       07/27/2007               386,942
        260,149  MORGAN STANLEY+/-                                                    5.51       01/12/2007               260,230
         92,309  MORGAN STANLEY+/-                                                    5.55       11/24/2006                92,320
         71,512  MORGAN STANLEY SERIES EXL+/- ss.                                     5.38       12/14/2007                71,521
        277,003  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.49       07/20/2007               277,305
         85,041  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.51       12/11/2006                85,058
        242,213  NORTH SEA FUNDING LLC                                                5.31       11/09/2006               241,930
        773,104  NORTHERN ROCK PLC+/- ++ ss.                                          5.32       12/05/2007               773,204
        231,931  PARAGON MORTGAGES PLC SERIES 12A+/- ++                               5.30       05/15/2007               231,931
         62,544  RACERS TRUST SERIES 2004-6-MM+/- ++                                  5.34       05/22/2007                62,552
        954,397  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006               954,397
        309,242  SLM CORPORATION+/- ++ ss.                                            5.32       12/12/2007               309,331
        262,855  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006               261,859
         89,386  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/09/2007                89,384
        386,552  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/- ++                  5.33       06/15/2007               386,575
        386,552  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/- ++                  5.33       03/09/2007               386,622
        386,552  VERSAILLES CDS LLC++                                                 5.35       11/01/2006               386,552
        631,935  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006               631,107
         95,865  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006                95,865
      1,680,728  WORLD OMNI VEHICLE LEASING INCORPORATED++                            5.31       11/15/2006             1,677,299

                                                                                                                       30,143,357
                                                                                                                 ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $30,778,881)                                                             30,778,881
                                                                                                                 ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
SHORT-TERM INVESTMENTS - 4.44%
     41,946,415  WELLS FARGO MONEY MARKET TRUST~ ++                                                              $     41,946,415
                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $41,946,415)                                                                        41,946,415
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $886,891,160)*                                    103.58%                                                   $   978,387,209

OTHER ASSETS AND LIABILITIES, NET                        (3.58)                                                       (33,845,602)
                                                       -------                                                    ---------------

TOTAL NET ASSETS                                        100.00%                                                   $   944,541,607
                                                       -------                                                    ---------------

+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/- VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $41,946,415.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


    LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 97.24%

APPAREL & ACCESSORY STORES - 6.76%
         127,000  GAP INCORPORATED                                                                             $         2,669,540
          72,700  ROSS STORES INCORPORATED                                                                               2,139,561

                                                                                                                         4,809,101
                                                                                                              --------------------

BUSINESS SERVICES - 6.72%
          86,000  FIRST DATA CORPORATION                                                                                 2,085,500
          94,000  MICROSOFT CORPORATION                                                                                  2,698,740

                                                                                                                         4,784,240
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 10.79%
          87,200  MEDIMMUNE INCORPORATED+                                                                                2,793,888
          94,300  PFIZER INCORPORATED                                                                                    2,513,095
          46,500  WYETH                                                                                                  2,372,895

                                                                                                                         7,679,878
                                                                                                              --------------------

COMMUNICATIONS - 3.56%
          62,500  COMCAST CORPORATION SPECIAL CLASS A+                                                                   2,530,000
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 14.27%
          45,000  BANK OF AMERICA CORPORATION                                                                            2,424,150
          61,700  BANK OF NEW YORK COMPANY INCORPORATED                                                                  2,120,629
          50,700  CITIGROUP INCORPORATED                                                                                 2,543,112
          43,100  JPMORGAN CHASE & COMPANY                                                                               2,044,664
          46,300  WESTERN UNION COMPANY+                                                                                 1,020,915

                                                                                                                        10,153,470
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 19.80%
          87,000  AMERICAN POWER CONVERSION CORPORATION                                                                  2,630,010
          81,000  CISCO SYSTEMS INCORPORATED+                                                                            1,954,530
          76,000  GENERAL ELECTRIC COMPANY                                                                               2,668,360
         117,500  INTEL CORPORATION                                                                                      2,507,450
          86,500  NOVELLUS SYSTEMS INCORPORATED+                                                                         2,391,725
         143,800  VISHAY INTERTECHNOLOGY INCORPORATED+ <<                                                                1,939,862

                                                                                                                        14,091,937
                                                                                                              --------------------

GENERAL MERCHANDISE STORES - 7.25%
         175,000  DOLLAR GENERAL CORPORATION                                                                             2,455,250
          54,900  WAL-MART STORES INCORPORATED                                                                           2,705,472

                                                                                                                         5,160,722
                                                                                                              --------------------

INSURANCE CARRIERS - 3.78%
          40,100  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              2,693,517
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.79%
          80,000  BOSTON SCIENTIFIC CORPORATION+                                                                         1,272,800
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.46%
          13,000  JOHNSON & JOHNSON                                                                                        876,200
          78,000  TYCO INTERNATIONAL LIMITED                                                                             2,295,540

                                                                                                                         3,171,740
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
1


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


    LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------



SHARES            SECURITY NAME                                                                                        VALUE

MOTION PICTURES - 4.00%
         142,200  TIME WARNER INCORPORATED                                                                     $         2,845,422
                                                                                                              --------------------

OIL & GAS EXTRACTION - 1.68%
          24,100  TIDEWATER INCORPORATED                                                                                 1,198,493
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.29%
          31,500  CHEVRON CORPORATION                                                                                    2,116,800
          33,048  EXXON MOBIL CORPORATION                                                                                2,360,288

                                                                                                                         4,477,088
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.09%
          23,500  MERRILL LYNCH & COMPANY INCORPORATED                                                                   2,054,370
          29,800  MORGAN STANLEY                                                                                         2,277,614

                                                                                                                         4,331,984
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $62,167,513)                                                                                  69,200,392
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 2.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.05%

          35,959  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    35,959
               6  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                                6

                                                                                                                            35,965
                                                                                                              --------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 2.40%

$          7,875  AMERICAN GENERAL FINANCE CORPORATION+/- ++                           5.35%      11/15/2007                 7,879
             875  AQUINAS FUNDING LLC++                                                5.33       12/11/2006                   870
          43,750  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.30       11/03/2006                43,750
          21,875  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.30       12/22/2006                21,875
          21,875  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.30       04/25/2007                21,876
          24,046  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006                24,039
          21,875  BANCO SANTANDER TOTTA LOAN+/- ++                                     5.32       11/16/2007                21,876
          21,875  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007                21,879
          14,438  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007                14,441
           5,250  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007                 5,252
          16,666  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006                16,620
          55,300  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006                55,138
          21,875  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006                21,735
          15,750  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006                15,716
          17,500  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006                17,467
           8,838  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006                 8,838
          16,144  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       11/17/2006                16,106
           9,667  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006                 9,666
           8,054  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006                 8,013
           8,750  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       01/17/2007                 8,652
          21,875  CHEYNE FINANCE LLC SERIES MTN+/- ++                                  5.34       07/16/2007                21,876
          21,875  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.37       11/15/2006                21,876
          43,750  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.28       06/25/2007                43,749
          79,678  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006                79,527
          20,125  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006                20,069
           1,108  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006                 1,104
          64,527  DNB NOR BANK ASA                                                     5.33       11/01/2006                64,527
             875  EDISON ASSET SECURITIZATION LLC                                      5.41       12/11/2006                   870
          43,750  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006                43,750
           4,550  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006                 4,549
         158,830  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $158,854)          5.36       11/01/2006               158,830
          12,839  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006                12,813

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


    LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)

$          1,094  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43%      11/06/2006   $             1,093
           1,094  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006                 1,090
           7,149  GALLEON CAPITAL LLC                                                  5.35       11/01/2006                 7,149
          12,556  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007                12,564
           1,750  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007                 1,751
           3,063  HBOS TREASURY SERVICES PLC+/- ++                                     5.45       01/12/2007                 3,064
          12,272  HSBC BANK USA+/-                                                     5.41       12/14/2006                12,273
          30,625  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007                30,640
          56,875  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007                56,875
          21,875  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                            5.32       11/23/2007                21,874
          10,675  K2 USA LLC                                                           5.32       11/10/2006                10,661
          13,125  KAUPTHING BANK SERIES MTN+/- ++                                      5.38       03/20/2007                13,119
           8,085  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006                 8,083
          52,558  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006                52,520
          26,308  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006                26,281
          87,501  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006                87,501
           1,750  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006                 1,746
          21,875  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006                21,875
          13,125  LIQUID FUNDING LIMITED+/- ++                                         5.29       12/01/2006                13,125
          21,875  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006                21,761
          13,125  LIQUID FUNDING LIMITED                                               5.47       12/28/2006                13,016
           5,250  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007                 5,251
           8,750  MBIA GLOBAL FUNDING LLC+/- ++                                        5.32       02/20/2007                 8,751
           4,944  MORGAN STANLEY+/-                                                    5.50       11/09/2006                 4,944
          21,875  MORGAN STANLEY+/-                                                    5.50       07/27/2007                21,897
          14,722  MORGAN STANLEY+/-                                                    5.51       01/12/2007                14,727
           5,224  MORGAN STANLEY+/-                                                    5.55       11/24/2006                 5,224
           4,047  MORGAN STANLEY SERIES EXL+/-ss.                                      5.38       12/14/2007                 4,047
          15,676  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.49       07/20/2007                15,693
           4,813  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.51       12/11/2006                 4,814
          13,707  NORTH SEA FUNDING LLC                                                5.31       11/09/2006                13,691
          43,750  NORTHERN ROCK PLC+/- ++ss.                                           5.32       12/05/2007                43,756
          13,125  PARAGON MORTGAGES PLC SERIES 12A+/- ++                               5.30       05/15/2007                13,125
           3,539  RACERS TRUST SERIES 2004-6-MM+/- ++                                  5.34       05/22/2007                 3,540
          54,010  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006                54,010
          17,500  SLM CORPORATION+/- ++ss.                                             5.32       12/12/2007                17,505
          14,875  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006                14,819
           5,058  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/09/2007                 5,058
          21,875  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/- ++                  5.33       06/15/2007                21,877
          21,875  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/- ++                  5.33       03/09/2007                21,879
          21,875  VERSAILLES CDS LLC++                                                 5.35       11/01/2006                21,875
          35,762  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006                35,715
           5,425  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006                 5,425
          95,113  WORLD OMNI VEHICLE LEASING INCORPORATED++                            5.31       11/15/2006                94,919

                                                                                                                         1,705,831
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,741,796)                                                                1,741,796
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS - 2.80%
       1,992,268  WELLS FARGO MONEY MARKET TRUST~ ++                                                                     1,992,268
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,992,268)                                                                           1,992,268
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


    LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------



TOTAL INVESTMENTS IN SECURITIES
(COST $65,901,577)*                                      102.49%                                               $        72,934,456

OTHER ASSETS AND LIABILITIES, NET                         (2.49)                                                        (1,773,412)
                                                        -------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                               $        71,161,044
                                                        -------                                               --------------------

+   NON-INCOME EARNING SECURITIES.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
+/- VARIABLE RATE INVESTMENTS.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,992,268.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.
















THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
4


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



    U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

COMMON STOCKS - 87.22%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%

          14,375  HANESBRANDS INCORPORATED+ <<                                                                 $           339,250
                                                                                                              --------------------

BUSINESS SERVICES - 1.02%
           1,000  EBAY INCORPORATED+                                                                                        32,130
           5,000  ELECTRONIC ARTS INCORPORATED+                                                                            264,450
           2,000  SYMANTEC CORPORATION+                                                                                     39,680
         105,000  YAHOO! INCORPORATED+                                                                                   2,765,700

                                                                                                                         3,101,960
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS - 6.47%
             290  BASF AG ADR                                                                                               25,514
          60,000  BRISTOL-MYERS SQUIBB COMPANY                                                                           1,485,000
          84,000  DOW CHEMICAL COMPANY                                                                                   3,426,360
          50,631  E.I. DU PONT DE NEMOURS & COMPANY                                                                      2,318,900
         165,000  PDL BIOPHARMA INCORPORATED+                                                                            3,486,450
         335,000  PFIZER INCORPORATED                                                                                    8,927,750
              60  TRONOX INCORPORATED CLASS B                                                                                  785

                                                                                                                        19,670,759
                                                                                                              --------------------

COMMUNICATIONS - 8.86%
         210,632  AT & T INCORPORATED                                                                                    7,214,146
          98,000  BELLSOUTH CORPORATION                                                                                  4,419,800
           9,000  CENTURYTEL INCORPORATED                                                                                  362,160
          25,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                871,250
         134,000  COMCAST CORPORATION CLASS A+ <<                                                                        5,449,780
           2,550  EMBARQ CORPORATION                                                                                       123,293
           8,022  LIBERTY GLOBAL INCORPORATED SERIES C+                                                                    203,999
           3,070  LIBERTY GLOBAL INCORPORATED CLASS A+                                                                      80,557
          18,700  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                    1,665,422
          93,500  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                2,063,545
          60,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                         517,800
          51,000  SPRINT NEXTEL CORPORATION                                                                                953,190
         116,375  VODAFONE GROUP PLC ADR<<                                                                               3,008,294
           1,033  WINDSTREAM CORPORATION                                                                                    14,173

                                                                                                                        26,947,409
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS - 9.23%
         100,000  BANK OF AMERICA CORPORATION                                                                            5,387,000
          35,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,202,950
         104,000  CITIGROUP INCORPORATED                                                                                 5,216,640
           8,000  COMPASS BANCSHARES INCORPORATED                                                                          450,080
          75,240  JPMORGAN CHASE & COMPANY                                                                               3,569,386
          41,600  KEYCORP                                                                                                1,545,024
           1,000  MELLON FINANCIAL CORPORATION                                                                              38,800
          32,000  NATIONAL CITY CORPORATION                                                                              1,192,000
          56,791  REGIONS FINANCIAL CORPORATION                                                                          2,155,218
          47,000  US BANCORP                                                                                             1,590,480
         103,224  WACHOVIA CORPORATION                                                                                   5,728,932

                                                                                                                        28,076,510
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES - 2.89%
         200,000  CASELLA WASTE SYSTEMS INCORPORATED+                                                                    2,268,000
           8,300  DTE ENERGY COMPANY<<                                                                                     377,069
          14,000  PROGRESS ENERGY INCORPORATED                                                                             644,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
1

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



    U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
         147,000  WASTE MANAGEMENT INCORPORATED                                                                $         5,509,560

                                                                                                                         8,798,629
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.80%
         260,000  FUELCELL ENERGY INCORPORATED+                                                                          1,721,200
         350,000  GENERAL ELECTRIC COMPANY                                                                              12,288,500
         165,000  INTEL CORPORATION                                                                                      3,521,100
           1,000  NOKIA OYJ ADR                                                                                             19,880
         103,000  TEXAS INSTRUMENTS INCORPORATED                                                                         3,108,540

                                                                                                                        20,659,220
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS - 10.74%
          13,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    616,460
         301,000  COCA-COLA ENTERPRISES INCORPORATED                                                                     6,029,030
          60,000  CONAGRA FOODS INCORPORATED                                                                             1,569,000
         258,000  DEL MONTE FOODS COMPANY                                                                                2,783,820
         221,900  KRAFT FOODS INCORPORATED CLASS A                                                                       7,633,360
         115,000  SARA LEE CORPORATION                                                                                   1,966,500
         175,000  SERONO SA ADR                                                                                          3,813,250
         171,000  THE COCA-COLA COMPANY                                                                                  7,989,120
          18,000  TYSON FOODS INCORPORATED CLASS A                                                                         260,100

                                                                                                                        32,660,640
                                                                                                              --------------------

FOOD STORES - 3.29%
         445,000  KROGER COMPANY                                                                                        10,008,050
                                                                                                              --------------------

FURNITURE & FIXTURES - 0.16%
          17,000  NEWELL RUBBERMAID INCORPORATED<<                                                                         489,260
                                                                                                              --------------------

HEALTH SERVICES - 1.02%
         215,000  NEKTAR THERAPEUTICS+                                                                                   3,102,450
                                                                                                              --------------------

HOLDING & OTHER INVESTMENT OFFICES - 0.05%
          10,000  DISCOVERY HOLDING COMPANY CLASS A+                                                                       148,400
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.15%
         183,000  APPLIED MATERIALS INCORPORATED                                                                         3,182,370
           2,000  CAMERON INTERNATIONAL CORPORATION+                                                                       100,200
          26,000  DEERE & COMPANY                                                                                        2,213,380
         131,000  DELL INCORPORATED+                                                                                     3,187,230
         143,000  HEWLETT-PACKARD COMPANY                                                                                5,539,820
          90,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            8,309,700
         110,000  PALL CORPORATION                                                                                       3,509,000
         125,000  ULTRATECH INCORPORATED+                                                                                1,786,250

                                                                                                                        27,827,950
                                                                                                              --------------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.73%
          75,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,208,000
                                                                                                              --------------------

INSURANCE CARRIERS - 1.82%
          32,800  ALLSTATE CORPORATION                                                                                   2,012,608
           1,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 67,170
          33,000  CHUBB CORPORATION                                                                                      1,753,950
          25,000  LINCOLN NATIONAL CORPORATION                                                                           1,582,750
             930  METLIFE INCORPORATED                                                                                      53,131

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
2

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



    U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

INSURANCE CARRIERS (continued)
           1,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                    $            51,130

                                                                                                                         5,520,739
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.26%
          24,200  EASTMAN KODAK COMPANY                                                                                    590,480
         130,000  MEDTRONIC INCORPORATED                                                                                 6,328,400
          87,000  ST. JUDE MEDICAL INCORPORATED+                                                                         2,988,450

                                                                                                                         9,907,330
                                                                                                              --------------------

METAL MINING - 2.01%
          95,000  BARRICK GOLD CORPORATION                                                                               2,945,000
          70,000  NEWMONT MINING CORPORATION                                                                             3,168,900

                                                                                                                         6,113,900
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.03%
         210,000  TYCO INTERNATIONAL LIMITED                                                                             6,180,300
                                                                                                              --------------------

MOTION PICTURES - 4.27%
         500,000  TIME WARNER INCORPORATED<<                                                                            10,005,000
          94,260  WALT DISNEY COMPANY                                                                                    2,965,420

                                                                                                                        12,970,420
                                                                                                              --------------------

OIL & GAS EXTRACTION - 0.13%
          15,000  HANOVER COMPRESSOR COMPANY+                                                                              277,800
           4,000  PRIDE INTERNATIONAL INCORPORATED+                                                                        110,440

                                                                                                                           388,240
                                                                                                              --------------------

PAPER & ALLIED PRODUCTS - 1.81%
         200,000  MEADWESTVACO CORPORATION                                                                               5,504,000
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.00%
          73,000  CHEVRON CORPORATION                                                                                    4,905,600
         210,000  EXXON MOBIL CORPORATION                                                                               14,998,200
          20,000  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                      1,392,400

                                                                                                                        21,296,200

                                                                                                              --------------------

PRIMARY METAL INDUSTRIES - 0.50%
          52,100  ALCOA INCORPORATED                                                                                     1,506,211
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.58%
          30,000  CBS CORPORATION CLASS B<<                                                                                868,200
          26,200  GANNETT COMPANY INCORPORATED                                                                           1,549,468
         367,590  READER'S DIGEST ASSOCIATION INCORPORATED                                                               5,285,944
           4,000  VIACOM INCORPORATED CLASS B+ <<                                                                          155,680

                                                                                                                         7,859,292
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.11%
          44,000  MORGAN STANLEY                                                                                         3,362,920
                                                                                                              --------------------

TELEPHONE SERVICES - 0.07%
           5,000  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                          209,300
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
3

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



    U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE
TRANSPORTATION BY AIR - 0.01%
             300  FEDEX CORPORATION<<                                                                          $            34,362
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT - 0.10%
           2,000  GENERAL DYNAMICS CORPORATION                                                                             142,200
           1,000  LOCKHEED MARTIN CORPORATION                                                                               86,930
           1,000  UNITED TECHNOLOGIES CORPORATION                                                                           65,719

                                                                                                                           294,849
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $209,412,340)                                                                                265,186,550
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING - 6.03%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.13%

         378,312  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   378,312
              64  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               64

                                                                                                                           378,376
                                                                                                              --------------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 5.90%
$         82,852  AMERICAN GENERAL FINANCE CORPORATION+/- ++                           5.35%      11/15/2007                82,890
           9,206  AQUINAS FUNDING LLC++                                                5.33       12/11/2006                 9,152
         460,287  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.30       11/03/2006               460,287
         230,144  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.30       12/22/2006               230,144
         230,144  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.30       04/25/2007               230,155
         252,983  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006               252,910
         230,144  BANCO SANTANDER TOTTA LOAN+/- ++                                     5.32       11/16/2007               230,148
         230,144  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007               230,187
         151,895  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007               151,925
          55,234  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007                55,257
         175,342  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006               174,856
         581,794  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006               580,095
         230,144  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006               228,671
         165,703  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006               165,340
         184,115  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006               183,765
          92,978  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006                92,978
         169,846  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       11/17/2006               169,450
         101,705  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006               101,690
          84,739  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006                84,308
          92,057  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       01/17/2007                91,025
         230,144  CHEYNE FINANCE LLC SERIES MTN+/- ++                                  5.34       07/16/2007               230,155
         230,144  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.37       11/15/2006               230,148
         460,287  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.28       06/25/2007               460,269
         838,275  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006               836,682
         211,732  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006               211,146
          11,654  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006                11,610
         678,877  DNB NOR BANK ASA                                                     5.33       11/01/2006               678,877
           9,206  EDISON ASSET SECURITIZATION LLC                                      5.41       12/11/2006                 9,152
         460,287  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006               460,287
          47,870  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006                47,856
       1,671,016  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,671,264)        5.36       11/01/2006             1,671,016
         135,076  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006               134,800
          11,507  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43       11/06/2006                11,499
          11,507  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006                11,464
          75,211  GALLEON CAPITAL LLC                                                  5.35       11/01/2006                75,211
         132,102  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007               132,187
          18,411  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007                18,418
          32,220  HBOS TREASURY SERVICES PLC+/- ++                                     5.45       01/12/2007                32,232
         129,111  HSBC BANK USA+/-                                                     5.41       12/14/2006               129,121
         322,201  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007               322,356
         598,373  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007               598,373

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
4

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



    U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        230,144  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                            5.32%      11/23/2007   $           230,132
         112,310  K2 USA LLC                                                           5.32       11/10/2006               112,163
         138,086  KAUPTHING BANK SERIES MTN+/- ++                                      5.38       03/20/2007               138,018
          85,061  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006                85,036
         552,952  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006               552,548
         276,780  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006               276,498
         920,574  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006               920,574
          18,411  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006                18,374
         230,144  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006               230,144
         138,086  LIQUID FUNDING LIMITED+/- ++                                         5.29       12/01/2006               138,086
         230,144  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006               228,938
         138,086  LIQUID FUNDING LIMITED                                               5.47       12/28/2006               136,940
          55,234  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007                55,243
          92,057  MBIA GLOBAL FUNDING LLC+/- ++                                        5.32       02/20/2007                92,062
          52,012  MORGAN STANLEY+/-                                                    5.50       11/09/2006                52,013
         230,144  MORGAN STANLEY+/-                                                    5.50       07/27/2007               230,376
         154,887  MORGAN STANLEY+/-                                                    5.51       01/12/2007               154,935
          54,958  MORGAN STANLEY+/-                                                    5.55       11/24/2006                54,965
          42,577  MORGAN STANLEY SERIES EXL+/-ss.                                      5.38       12/14/2007                42,582
         164,921  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.49       07/20/2007               165,101
          50,632  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.51       12/11/2006                50,642
         144,208  NORTH SEA FUNDING LLC                                                5.31       11/09/2006               144,039
         460,287  NORTHERN ROCK PLC+/- ++ss.                                           5.32       12/05/2007               460,347
         138,086  PARAGON MORTGAGES PLC SERIES 12A+/- ++                               5.30       05/15/2007               138,086
          37,237  RACERS TRUST SERIES 2004-6-MM+/- ++                                  5.34       05/22/2007                37,242
         568,224  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006               568,224
         184,115  SLM CORPORATION+/- ++ss.                                             5.32       12/12/2007               184,168
         156,498  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006               155,904
          53,218  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/09/2007                53,217
         230,144  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/- ++                  5.33       06/15/2007               230,157
         230,144  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/- ++                  5.33       03/09/2007               230,185
         230,144  VERSAILLES CDS LLC++                                                 5.35       11/01/2006               230,144
         376,239  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006               375,746
          57,076  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006                57,076
       1,000,664  WORLD OMNI VEHICLE LEASING INCORPORATED++                            5.31       11/15/2006               998,623

                                                                                                                        17,946,620
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,324,996)                                                              18,324,996
                                                                                                              --------------------

SHARES

SHORT-TERM INVESTMENTS - 10.50%
      31,944,238  WELLS FARGO MONEY MARKET TRUST~ ++                                                                    31,944,238
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $31,944,238)                                                                                                      31,944,238
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $259,681,574)*                                     103.75%                                               $       315,455,784

OTHER ASSETS AND LIABILITIES, NET                         (3.75)                                                       (11,414,696)
                                                        -------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                               $       304,041,088
                                                        -------                                               --------------------

+   NON-INCOME EARNING SECURITIES.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
+/- VARIABLE RATE INVESTMENTS.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
5

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS                                PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



    U.S. VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,944,238.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
6

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
 COMMON STOCKS - 94.18%

 APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.25%
          14,210  JONES APPAREL GROUP INCORPORATED                                                             $        474,614
           6,640  VF CORPORATION                                                                                        504,706

                                                                                                                        979,320
                                                                                                               -----------------

 BUSINESS SERVICES - 5.20%
          26,200  MICROSOFT CORPORATION                                                                                 752,202
           8,000  OMNICOM GROUP INCORPORATED                                                                            811,600

                                                                                                                      1,563,802
                                                                                                               -----------------

 CHEMICALS & ALLIED PRODUCTS - 5.42%
          18,400  AVON PRODUCTS INCORPORATED                                                                            559,544
          10,700  COLGATE-PALMOLIVE COMPANY                                                                             684,479
           2,900  HENKEL KGAA ADR PREFERRED                                                                             388,095

                                                                                                                      1,632,118
                                                                                                               -----------------

 COMMUNICATIONS - 3.12%
          36,342  VODAFONE GROUP PLC ADR                                                                                939,441
                                                                                                               -----------------

 DEPOSITORY INSTITUTIONS - 7.35%
          16,720  BANK OF AMERICA CORPORATION<<                                                                         900,706
          11,560  JPMORGAN CHASE & COMPANY                                                                              548,406
          11,900  STATE STREET CORPORATION                                                                              764,337

                                                                                                                      2,213,449
                                                                                                               -----------------

 EATING & DRINKING PLACES - 4.98%
          16,200  ARAMARK CORPORATION CLASS B                                                                           541,566
          22,850  MCDONALD'S CORPORATION                                                                                957,872

                                                                                                                      1,499,438
                                                                                                               -----------------

 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.52%
          19,800  AMERICAN POWER CONVERSION CORPORATION                                                                 598,554
          21,800  FLEXTRONICS INTERNATIONAL LIMITED+                                                                    252,880
          16,100  GENERAL ELECTRIC COMPANY                                                                              565,271
          16,500  MOLEX INCORPORATED CLASS A                                                                            487,575
          18,000  NOKIA OYJ ADR                                                                                         357,840

                                                                                                                      2,262,120
                                                                                                               -----------------

 ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.22%
          13,420  QUEST DIAGNOSTICS INCORPORATED<<                                                                      667,511
                                                                                                               -----------------

 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.53%
           9,600  ILLINOIS TOOL WORKS INCORPORATED                                                                      460,128
                                                                                                               -----------------

 FOOD & KINDRED PRODUCTS - 3.11%
           9,290  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 440,532
           6,660  DIAGEO PLC ADR<<                                                                                      495,970

                                                                                                                        936,502
                                                                                                               -----------------

 GENERAL MERCHANDISE STORES - 2.46%
          35,100  BIG LOTS INCORPORATED<<+                                                                              739,908
                                                                                                               -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
 HEALTH SERVICES - 1.54%
           9,200  HCA INCORPORATED                                                                             $        464,784
                                                                                                               -----------------

 HOLDING & OTHER INVESTMENT OFFICES - 2.43%
             208  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                              731,120
                                                                                                               -----------------

 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.80%
          18,290  DELL INCORPORATED+                                                                                    444,996
          17,030  DOVER CORPORATION                                                                                     808,925
           6,800  EATON CORPORATION                                                                                     492,524
          12,850  PITNEY BOWES INCORPORATED                                                                             600,224

                                                                                                                      2,346,669
                                                                                                               -----------------

 INSURANCE AGENTS, BROKERS & SERVICE - 1.98%
          15,700  WILLIS GROUP HOLDINGS LIMITED                                                                         597,071
                                                                                                               -----------------

 INSURANCE CARRIERS - 6.07%
          11,800  ALLSTATE CORPORATION                                                                                  724,048
           6,570  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             441,307
          10,670  MBIA INCORPORATED                                                                                     661,753

                                                                                                                      1,827,108
                                                                                                               -----------------

 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.46%
          12,600  BAXTER INTERNATIONAL INCORPORATED                                                                     579,222
           4,300  BECTON DICKINSON & COMPANY                                                                            301,129
          47,900  BOSTON SCIENTIFIC CORPORATION+                                                                        762,089

                                                                                                                      1,642,440
                                                                                                               -----------------

 MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.07%
          14,700  HASBRO INCORPORATED                                                                                   381,024
           5,700  JOHNSON & JOHNSON                                                                                     384,180
          25,800  TYCO INTERNATIONAL LIMITED                                                                            759,294

                                                                                                                      1,524,498
                                                                                                               -----------------

 MISCELLANEOUS RETAIL - 1.40%
          14,640  ZALE CORPORATION+                                                                                     422,218
                                                                                                               -----------------

 NON-DEPOSITORY CREDIT INSTITUTIONS - 6.29%
          16,530  AMERICAN EXPRESS COMPANY                                                                              955,599
          14,100  COUNTRYWIDE FINANCIAL CORPORATION                                                                     537,492
           5,800  FREDDIE MAC                                                                                           400,142

                                                                                                                      1,893,233
                                                                                                               -----------------

 PAPER & ALLIED PRODUCTS - 2.34%
          10,600  KIMBERLY-CLARK CORPORATION                                                                            705,112
                                                                                                               -----------------

 PETROLEUM REFINING & RELATED INDUSTRIES - 2.88%
          12,150  EXXON MOBIL CORPORATION                                                                               867,753
                                                                                                               -----------------

 PRIMARY METAL INDUSTRIES - 1.05%
           6,400  HUBBELL INCORPORATED CLASS B                                                                          316,928
                                                                                                               -----------------

 PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.62%
           8,220  GANNETT COMPANY INCORPORATED                                                                          486,131
                                                                                                               -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
 WATER TRANSPORTATION - 2.09%
          12,900  CARNIVAL CORPORATION<<                                                                       $        629,778
                                                                                                               -----------------

 TOTAL COMMON STOCKS (COST $23,318,249)                                                                              28,348,580
                                                                                                               -----------------

 COLLATERAL FOR SECURITIES LENDING - 8.73%

 COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.18%
          54,219  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 54,219
               9  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             9

                                                                                                                         54,228
                                                                                                               -----------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE
 COLLATERAL INVESTED IN OTHER ASSETS - 8.55%
 $        11,874  AMERICAN GENERAL FINANCE CORPORATION+/- ++                             5.35%      11/15/2007           11,880
           1,319  AQUINAS FUNDING LLC++                                                  5.33       12/11/2006            1,312
          65,967  ATLAS CAPITAL FUNDING CORPORATION+/- ++                                5.30       11/03/2006           65,967
          32,984  ATLAS CAPITAL FUNDING CORPORATION+/- ++                                5.30       12/22/2006           32,984
          32,984  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                     5.30       04/25/2007           32,985
          36,257  ATOMIUM FUNDING CORPORATION++                                          5.35       11/03/2006           36,246
          32,984  BANCO SANTANDER TOTTA LOAN+/- ++                                       5.32       11/16/2007           32,984
          32,984  BANK OF AMERICA NA SERIES BKNT+/-                                      5.36       06/19/2007           32,990
          21,769  BANK ONE NA ILLINOIS SERIES BKNT+/-                                    5.42       01/12/2007           21,774
           7,916  BEAR STEARNS & COMPANY SERIES MTNB+/-                                  5.53       01/16/2007            7,919
          25,130  BUCKINGHAM II CDO LLC++                                                5.30       11/20/2006           25,060
          83,381  BUCKINGHAM II CDO LLC                                                  5.31       11/21/2006           83,138
          32,984  BUCKINGHAM III CDO LLC++                                               5.33       12/15/2006           32,773
          23,748  CAIRN HIGH GRADE FUNDING I LLC                                         5.30       11/16/2006           23,696
          26,387  CAIRN HIGH GRADE FUNDING I LLC++                                       5.31       11/14/2006           26,337
          13,325  CAIRN HIGH GRADE FUNDING I LLC                                         5.35       11/01/2006           13,325
          24,342  CEDAR SPRINGS CAPITAL COMPANY                                          5.32       11/17/2006           24,285
          14,576  CEDAR SPRINGS CAPITAL COMPANY                                          5.33       11/02/2006           14,574
          12,145  CEDAR SPRINGS CAPITAL COMPANY                                          5.33       12/06/2006           12,083
          13,193  CEDAR SPRINGS CAPITAL COMPANY++                                        5.36       01/17/2007           13,046
          32,984  CHEYNE FINANCE LLC SERIES MTN+/- ++                                    5.34       07/16/2007           32,985
          32,984  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                          5.37       11/15/2006           32,984
          65,967  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                         5.28       06/25/2007           65,965
         120,140  DEER VALLEY FUNDING LLC                                                5.31       11/14/2006          119,911
          30,345  DEER VALLEY FUNDING LLC                                                5.31       11/20/2006           30,261
           1,670  DEER VALLEY FUNDING LLC++                                              5.32       11/27/2006            1,664
          97,295  DNB NOR BANK ASA                                                       5.33       11/01/2006           97,295
           1,319  EDISON ASSET SECURITIZATION LLC                                        5.41       12/11/2006            1,312
          65,967  FAIRWAY FINANCE CORPORATION                                            5.32       11/01/2006           65,967
           6,861  FCAR OWNER TRUST SERIES II                                             5.30       11/03/2006            6,859
         239,486  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $239,522)            5.36       11/01/2006          239,486
          19,359  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.31       11/15/2006           19,319
           1,649  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.43       11/06/2006            1,648
           1,649  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.46       11/27/2006            1,643
          10,779  GALLEON CAPITAL LLC                                                    5.35       11/01/2006           10,779
          18,933  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46       03/30/2007           18,945
           2,639  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                           5.42       05/15/2007            2,640
           4,618  HBOS TREASURY SERVICES PLC+/- ++                                       5.45       01/12/2007            4,619
          18,504  HSBC BANK USA+/-                                                       5.41       12/14/2006           18,505
          46,177  IBM CORPORATION SERIES MTN+/-                                          5.36       06/28/2007           46,199
          85,757  ING USA ANNUITY & LIFE INSURANCE+/-                                    5.39       09/17/2007           85,757
          32,984  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                              5.32       11/23/2007           32,982
          16,096  K2 USA LLC                                                             5.32       11/10/2006           16,075
          19,790  KAUPTHING BANK SERIES MTN+/- ++                                        5.38       03/20/2007           19,780
          12,191  KLIO FUNDING CORPORATION++                                             5.36       11/03/2006           12,187
          79,248  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.30       11/06/2006           79,190
          39,667  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.31       11/08/2006           39,627
         131,935  LEXINGTON PARKER CAPITAL CORPORATION++                                 5.32       11/01/2006          131,934

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    VALUE FUND
--------------------------------------------------------------------------------

 PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE       VALUE

 COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $         2,639  LIBERTY STREET FUNDING CORPORATION                                     5.31%      11/15/2006   $        2,633
          32,984  LIBERTY STREET FUNDING CORPORATION++                                   5.35       11/01/2006           32,984
          19,790  LIQUID FUNDING LIMITED+/- ++                                           5.29       12/01/2006           19,790
          32,984  LIQUID FUNDING LIMITED++                                               5.33       12/07/2006           32,811
          19,790  LIQUID FUNDING LIMITED                                                 5.47       12/28/2006           19,626
           7,916  LIQUID FUNDING LIMITED SERIES MTN+/- ++                                5.33       02/20/2007            7,917
          13,193  MBIA GLOBAL FUNDING LLC+/- ++                                          5.32       02/20/2007           13,194
           7,454  MORGAN STANLEY+/-                                                      5.50       11/09/2006            7,454
          32,984  MORGAN STANLEY+/-                                                      5.50       07/27/2007           33,017
          22,198  MORGAN STANLEY+/-                                                      5.51       01/12/2007           22,205
           7,876  MORGAN STANLEY+/-                                                      5.55       11/24/2006            7,877
           6,102  MORGAN STANLEY SERIES EXL+/-ss.                                        5.38       12/14/2007            6,103
          23,636  NATIONWIDE BUILDING SOCIETY+/- ++                                      5.49       07/20/2007           23,662
           7,256  NATIONWIDE BUILDING SOCIETY+/- ++                                      5.51       12/11/2006            7,258
          20,668  NORTH SEA FUNDING LLC                                                  5.31       11/09/2006           20,643
          65,967  NORTHERN ROCK PLC+/- ++ss.                                             5.32       12/05/2007           65,976
          19,790  PARAGON MORTGAGES PLC SERIES 12A+/- ++                                 5.30       05/15/2007           19,790
           5,337  RACERS TRUST SERIES 2004-6-MM+/- ++                                    5.34       05/22/2007            5,337
          81,437  SHEFFIELD RECEIVABLES CORPORATION                                      5.34       11/01/2006           81,437
          26,387  SLM CORPORATION+/- ++ss.                                               5.32       12/12/2007           26,395
          22,429  STANFIELD VICTORIA FUNDING LLC++                                       5.37       11/27/2006           22,344
           7,627  TRAVELERS INSURANCE COMPANY+/-                                         5.39       02/09/2007            7,627
          32,984  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/- ++                    5.33       06/15/2007           32,986
          32,984  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/- ++                    5.33       03/09/2007           32,990
          32,984  VERSAILLES CDS LLC++                                                   5.35       11/01/2006           32,984
          53,922  WHITE PINE FINANCE LLC++                                               5.31       11/10/2006           53,851
           8,180  WINDMILL FUNDING CORPORATION++                                         5.35       11/01/2006            8,180
         143,413  WORLD OMNI VEHICLE LEASING INCORPORATED++                              5.31       11/15/2006          143,120

                                                                                                                      2,572,067
                                                                                                               -----------------

 TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,626,295)                                                            2,626,295
                                                                                                               -----------------
SHARES

 SHORT-TERM INVESTMENTS - 6.37%
       1,918,360  WELLS FARGO MONEY MARKET TRUST~ ++                                                                  1,918,360
                                                                                                               -----------------

 TOTAL SHORT-TERM INVESTMENTS (COST $1,918,360)                                                                       1,918,360
                                                                                                               -----------------

 TOTAL INVESTMENTS IN SECURITIES
 (COST $27,862,904)*                                     109.28%                                               $     32,893,235

 OTHER ASSETS AND LIABILITIES, NET                        (9.28)                                                     (2,793,292)
                                                        -------                                                -----------------

 TOTAL NET ASSETS                                        100.00%                                               $     30,099,943
                                                        -------                                                -----------------
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
+   NON-INCOME EARNING SECURITIES.
+/- VARIABLE RATE INVESTMENTS.
++  SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE
    144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT
    OF 1933, AS AMENDED.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE
    EFFECTIVE MATURITY.
~   THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR
    LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND
    DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,918,360.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR
    FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 99.23%

AMUSEMENT & RECREATION SERVICES - 0.23%
           5,620  HARRAH'S ENTERTAINMENT INCORPORATED                                                          $        417,735
          10,266  INTERNATIONAL GAME TECHNOLOGY                                                                         436,408

                                                                                                                        854,143
                                                                                                               ----------------

APPAREL & ACCESSORY STORES - 0.44%
          16,289  GAP INCORPORATED                                                                                      342,395
           9,903  KOHLS CORPORATION+                                                                                    699,152
          10,274  LIMITED BRANDS INCORPORATED                                                                           302,775
           6,908  NORDSTROM INCORPORATED                                                                                327,094

                                                                                                                      1,671,416
                                                                                                               ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
           3,412  JONES APPAREL GROUP INCORPORATED                                                                      113,961
           3,120  LIZ CLAIBORNE INCORPORATED                                                                            131,570
           2,684  VF CORPORATION                                                                                        204,011

                                                                                                                        449,542
                                                                                                               ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
           4,638  AUTONATION INCORPORATED+ <<                                                                            92,992
           1,595  AUTOZONE INCORPORATED+ <<                                                                             178,640

                                                                                                                        271,632
                                                                                                               ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
           1,874  RYDER SYSTEM INCORPORATED                                                                              98,666
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.23%
           3,585  CENTEX CORPORATION                                                                                    187,496
           8,239  D.R. HORTON INCORPORATED                                                                              193,040
           2,375  KB HOME                                                                                               106,733
           4,186  LENNAR CORPORATION CLASS A                                                                            198,751
           6,402  PULTE HOMES INCORPORATED                                                                              198,398

                                                                                                                        884,418
                                                                                                               ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.04%
          62,434  HOME DEPOT INCORPORATED                                                                             2,330,661
          46,217  LOWE'S COMPANIES INCORPORATED                                                                       1,392,980
           3,408  SHERWIN-WILLIAMS COMPANY                                                                              201,856

                                                                                                                      3,925,497
                                                                                                               ----------------

BUSINESS SERVICES - 6.21%
          17,519  ADOBE SYSTEMS INCORPORATED+                                                                           670,102
           3,586  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                    191,779
           7,008  AUTODESK INCORPORATED+                                                                                257,544
          16,805  AUTOMATIC DATA PROCESSING INCORPORATED                                                                830,839
           6,200  BMC SOFTWARE INCORPORATED+ <<                                                                         187,922
          12,421  CA INCORPORATED<<                                                                                     307,544
           5,559  CITRIX SYSTEMS INCORPORATED+                                                                          164,157
           5,194  COMPUTER SCIENCES CORPORATION+                                                                        274,503
          11,268  COMPUWARE CORPORATION+                                                                                 90,595
           4,199  CONVERGYS CORPORATION+                                                                                 89,061
          35,535  EBAY INCORPORATED+                                                                                  1,141,740
           9,276  ELECTRONIC ARTS INCORPORATED+                                                                         490,608
          15,657  ELECTRONIC DATA SYSTEMS CORPORATION                                                                   396,592

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
BUSINESS SERVICES (continued)
           3,830  EQUIFAX INCORPORATED                                                                         $        145,655
          23,144  FIRST DATA CORPORATION                                                                                561,242
           5,270  FISERV INCORPORATED+                                                                                  260,338
           6,444  GOOGLE INCORPORATED CLASS A+                                                                        3,069,857
           6,094  IMS HEALTH INCORPORATED                                                                               169,718
          13,333  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+ <<                                                       145,463
          10,335  INTUIT INCORPORATED+                                                                                  364,826
          17,113  JUNIPER NETWORKS INCORPORATED+ <<                                                                     294,686
         261,261  MICROSOFT CORPORATION                                                                               7,500,803
           3,882  MONSTER WORLDWIDE INCORPORATED+                                                                       157,260
           5,450  NCR CORPORATION+                                                                                      226,284
          10,254  NOVELL INCORPORATED+                                                                                   61,524
           5,196  OMNICOM GROUP INCORPORATED                                                                            527,134
         122,007  ORACLE CORPORATION+ <<                                                                              2,253,469
           3,377  PARAMETRIC TECHNOLOGY CORPORATION+                                                                     65,987
           5,181  ROBERT HALF INTERNATIONAL INCORPORATED                                                                189,366
         106,149  SUN MICROSYSTEMS INCORPORATED+                                                                        576,389
          29,921  SYMANTEC CORPORATION+                                                                                 593,633
          10,398  UNISYS CORPORATION+                                                                                    68,003
           7,415  VERISIGN INCORPORATED+                                                                                153,342
          37,600  YAHOO! INCORPORATED+                                                                                  990,384

                                                                                                                     23,468,349
                                                                                                               ----------------

CHEMICALS & ALLIED PRODUCTS - 9.77%
          46,213  ABBOTT LABORATORIES                                                                                 2,195,580
           6,664  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 464,281
           2,360  ALBERTO-CULVER COMPANY CLASS B                                                                        119,912
          35,407  AMGEN INCORPORATED+                                                                                 2,687,745
           2,855  AVERY DENNISON CORPORATION                                                                            180,265
          13,541  AVON PRODUCTS INCORPORATED                                                                            411,782
           3,215  BARR PHARMACEUTICALS INCORPORATED+                                                                    168,370
          10,393  BIOGEN IDEC INCORPORATED+<<                                                                           494,707
          59,484  BRISTOL-MYERS SQUIBB COMPANY                                                                        1,472,229
           4,572  CLOROX COMPANY                                                                                        295,168
          15,620  COLGATE-PALMOLIVE COMPANY                                                                             999,211
          29,018  DOW CHEMICAL COMPANY                                                                                1,183,644
          27,882  E.I. DU PONT DE NEMOURS & COMPANY                                                                   1,276,996
           2,488  EASTMAN CHEMICAL COMPANY                                                                              151,569
           5,404  ECOLAB INCORPORATED                                                                                   245,071
          29,747  ELI LILLY & COMPANY                                                                                 1,666,129
           3,907  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                           157,804
           9,617  FOREST LABORATORIES INCORPORATED+                                                                     470,656
           7,906  GENZYME CORPORATION+                                                                                  533,734
          13,818  GILEAD SCIENCES INCORPORATED+ <<                                                                      952,060
           4,749  HOSPIRA INCORPORATED+                                                                                 172,626
           2,386  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       101,357
           7,353  KING PHARMACEUTICALS INCORPORATED+ <<                                                                 123,016
           7,242  MEDIMMUNE INCORPORATED+                                                                               232,034
          65,824  MERCK & COMPANY INCORPORATED                                                                        2,989,726
          16,418  MONSANTO COMPANY                                                                                      726,004
           6,376  MYLAN LABORATORIES INCORPORATED                                                                       130,708
         220,554  PFIZER INCORPORATED                                                                                 5,877,764
           4,996  PPG INDUSTRIES INCORPORATED                                                                           341,726
           9,750  PRAXAIR INCORPORATED                                                                                  587,438
          96,041  PROCTER & GAMBLE COMPANY                                                                            6,088,039
           4,342  ROHM & HAAS COMPANY                                                                                   225,002
          44,807  SCHERING-PLOUGH CORPORATION                                                                           992,027
           2,007  SIGMA-ALDRICH CORPORATION                                                                             150,746
          40,703  WYETH                                                                                               2,077,074

                                                                                                                     36,942,200
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

COAL MINING - 0.05%
           5,546  CONSOL ENERGY INCORPORATED                                                                   $        196,273
                                                                                                               ----------------

COMMUNICATIONS - 4.39%
          11,740  ALLTEL CORPORATION                                                                                    625,859
         117,490  AT & T INCORPORATED<<                                                                               4,024,033
          13,822  AVAYA INCORPORATED+                                                                                   177,060
          54,924  BELLSOUTH CORPORATION                                                                               2,477,072
           3,521  CENTURYTEL INCORPORATED                                                                               141,685
          15,012  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                             523,168
          63,303  COMCAST CORPORATION CLASS A+ <<                                                                     2,574,533
           4,510  EMBARQ CORPORATION                                                                                    218,059
          48,409  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                      417,770
          90,364  SPRINT NEXTEL CORPORATION                                                                           1,688,903
           7,589  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                        266,070
          87,681  VERIZON COMMUNICATIONS INCORPORATED                                                                 3,244,197
          14,340  WINDSTREAM CORPORATION                                                                                196,745

                                                                                                                     16,575,154
                                                                                                               ----------------

DEPOSITORY INSTITUTIONS - 10.67%
          10,358  AMSOUTH BANCORPORATION                                                                                313,019
         136,900  BANK OF AMERICA CORPORATION                                                                         7,374,803
          23,083  BANK OF NEW YORK COMPANY INCORPORATED                                                                 793,363
          16,244  BB&T CORPORATION<<                                                                                    706,939
         149,546  CITIGROUP INCORPORATED                                                                              7,501,227
           4,906  COMERICA INCORPORATED<<                                                                               285,480
           5,641  COMMERCE BANCORP INCORPORATED<<                                                                       196,984
           3,913  COMPASS BANCSHARES INCORPORATED                                                                       220,145
          16,875  FIFTH THIRD BANCORP                                                                                   672,469
           3,749  FIRST HORIZON NATIONAL CORPORATION<<                                                                  147,411
           7,184  HUNTINGTON BANCSHARES INCORPORATED                                                                    175,361
         105,005  JPMORGAN CHASE & COMPANY                                                                            4,981,437
          12,199  KEYCORP                                                                                               453,071
           2,350  M&T BANK CORPORATION<<                                                                                286,254
           7,692  MARSHALL & ILSLEY CORPORATION                                                                         368,754
          12,445  MELLON FINANCIAL CORPORATION                                                                          482,866
          18,296  NATIONAL CITY CORPORATION                                                                             681,526
          14,090  NORTH FORK BANCORPORATION INCORPORATED                                                                402,692
           5,668  NORTHERN TRUST CORPORATION                                                                            332,825
           8,906  PNC FINANCIAL SERVICES GROUP                                                                          623,687
          13,752  REGIONS FINANCIAL CORPORATION                                                                         521,888
          10,847  SOVEREIGN BANCORP INCORPORATED                                                                        258,809
          10,016  STATE STREET CORPORATION                                                                              643,328
          11,034  SUNTRUST BANKS INCORPORATED<<                                                                         871,576
           9,801  SYNOVUS FINANCIAL CORPORATION                                                                         287,953
          53,757  US BANCORP<<                                                                                        1,819,137
          57,905  WACHOVIA CORPORATION                                                                                3,213,728
          29,143  WASHINGTON MUTUAL INCORPORATED                                                                      1,232,749
         101,852  WELLS FARGO & COMPANY++                                                                             3,696,209
          23,144  WESTERN UNION COMPANY+                                                                                510,325
           3,226  ZIONS BANCORPORATION                                                                                  259,370

                                                                                                                     40,315,385
                                                                                                               ----------------

EATING & DRINKING PLACES - 0.62%
           4,419  DARDEN RESTAURANTS INCORPORATED                                                                       185,156
          37,094  MCDONALD'S CORPORATION<<                                                                            1,554,980
           3,559  WENDY'S INTERNATIONAL INCORPORATED                                                                    123,141
           8,188  YUM! BRANDS INCORPORATED                                                                              486,858

                                                                                                                      2,350,135
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

EDUCATIONAL SERVICES - 0.04%
           4,233  APOLLO GROUP INCORPORATED CLASS A+                                                           $        156,452
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.97%
          20,007  AES CORPORATION+                                                                                      439,954
           4,978  ALLEGHENY ENERGY INCORPORATED+                                                                        214,203
           7,671  ALLIED WASTE INDUSTRIES INCORPORATED+ <<                                                               93,203
           6,227  AMEREN CORPORATION<<                                                                                  336,881
          11,917  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          493,721
           9,430  CENTERPOINT ENERGY INCORPORATED<<                                                                     145,976
           9,704  CITIZENS COMMUNICATIONS COMPANY                                                                       142,261
           6,702  CMS ENERGY CORPORATION+                                                                                99,793
           7,455  CONSOLIDATED EDISON INCORPORATED                                                                      360,449
           5,434  CONSTELLATION ENERGY GROUP INCORPORATED                                                               339,082
          10,673  DOMINION RESOURCES INCORPORATED                                                                       864,406
           5,376  DTE ENERGY COMPANY<<                                                                                  244,232
          37,901  DUKE ENERGY CORPORATION<<                                                                           1,199,188
          11,440  DYNEGY INCORPORATED CLASS A+                                                                           69,555
           9,855  EDISON INTERNATIONAL                                                                                  437,956
          21,051  EL PASO CORPORATION                                                                                   288,399
           6,302  ENTERGY CORPORATION                                                                                   540,901
          20,250  EXELON CORPORATION                                                                                  1,255,095
           9,977  FIRSTENERGY CORPORATION                                                                               587,146
          12,233  FPL GROUP INCORPORATED<<                                                                              623,883
           5,294  KEYSPAN CORPORATION                                                                                   214,831
           3,240  KINDER MORGAN INCORPORATED                                                                            340,524
           1,347  NICOR INCORPORATED<<                                                                                   61,908
           8,251  NISOURCE INCORPORATED                                                                                 192,001
           1,163  PEOPLES ENERGY CORPORATION                                                                             50,811
          10,528  PG&E CORPORATION                                                                                      454,178
           3,009  PINNACLE WEST CAPITAL CORPORATION                                                                     143,860
          11,524  PPL CORPORATION                                                                                       397,808
           7,663  PROGRESS ENERGY INCORPORATED                                                                          352,498
           7,614  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          464,835
           7,901  SEMPRA ENERGY                                                                                         419,069
          22,452  SOUTHERN COMPANY                                                                                      817,253
           6,318  TECO ENERGY INCORPORATED                                                                              104,184
          13,955  TXU CORPORATION                                                                                       880,979
          16,349  WASTE MANAGEMENT INCORPORATED                                                                         612,761
          18,021  WILLIAMS COMPANIES INCORPORATED                                                                       440,253
          12,279  XCEL ENERGY INCORPORATED                                                                              270,998

                                                                                                                     14,995,035
                                                                                                               ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.55%
           3,546  ADC TELECOMMUNICATIONS INCORPORATED+ <<                                                                50,743
          16,117  ADVANCED MICRO DEVICES INCORPORATED+                                                                  342,809
          10,868  ALTERA CORPORATION+                                                                                   200,406
           5,127  AMERICAN POWER CONVERSION CORPORATION<<                                                               154,989
          10,673  ANALOG DEVICES INCORPORATED                                                                           339,615
          14,185  BROADCOM CORPORATION CLASS A+                                                                         429,380
           2,555  CIENA CORPORATION+ <<                                                                                  60,068
         184,654  CISCO SYSTEMS INCORPORATED+                                                                         4,455,701
           6,110  COMVERSE TECHNOLOGY INCORPORATED+                                                                     133,015
           2,768  COOPER INDUSTRIES LIMITED CLASS A                                                                     247,598
          12,332  EMERSON ELECTRIC COMPANY                                                                            1,040,821
          12,270  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                         482,579
         312,264  GENERAL ELECTRIC COMPANY                                                                           10,963,589
           1,971  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          201,732
         174,472  INTEL CORPORATION                                                                                   3,723,232
           5,586  JABIL CIRCUIT INCORPORATED                                                                            160,374
           6,370  JDS UNIPHASE CORPORATION+ <<                                                                           92,556
           6,022  KLA-TENCOR CORPORATION                                                                                296,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           3,721  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                     $        299,615
           9,112  LINEAR TECHNOLOGY CORPORATION                                                                         283,565
          12,086  LSI LOGIC CORPORATION+                                                                                121,464
         135,573  LUCENT TECHNOLOGIES INCORPORATED+                                                                     329,442
           9,700  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                291,097
          22,077  MICRON TECHNOLOGY INCORPORATED+                                                                       319,013
           4,277  MOLEX INCORPORATED                                                                                    149,267
          74,109  MOTOROLA INCORPORATED                                                                               1,708,954
           9,004  NATIONAL SEMICONDUCTOR CORPORATION<<                                                                  218,707
          11,264  NETWORK APPLIANCE INCORPORATED+                                                                       411,136
           3,727  NOVELLUS SYSTEMS INCORPORATED+                                                                        103,052
          10,662  NVIDIA CORPORATION+                                                                                   371,784
           6,321  PMC-SIERRA INCORPORATED+ <<                                                                            41,908
           4,819  QLOGIC CORPORATION+ <<                                                                                 99,175
          49,967  QUALCOMM INCORPORATED                                                                               1,818,299
           5,184  ROCKWELL COLLINS INCORPORATED                                                                         301,087
          16,117  SANMINA-SCI CORPORATION+                                                                               63,662
          13,542  TELLABS INCORPORATED+                                                                                 142,733
          46,358  TEXAS INSTRUMENTS INCORPORATED                                                                      1,399,084
           2,365  WHIRLPOOL CORPORATION                                                                                 205,589
          10,280  XILINX INCORPORATED                                                                                   262,243

                                                                                                                     32,316,185
                                                                                                               ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
           2,649  FLUOR CORPORATION                                                                                     207,761
           7,162  MOODY'S CORPORATION                                                                                   474,841
          10,238  PAYCHEX INCORPORATED                                                                                  404,196
           4,889  QUEST DIAGNOSTICS INCORPORATED                                                                        243,179

                                                                                                                      1,329,977
                                                                                                               ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.31%
           3,152  BALL CORPORATION                                                                                      131,092
           4,562  FORTUNE BRANDS INCORPORATED                                                                           351,046
          12,711  ILLINOIS TOOL WORKS INCORPORATED                                                                      609,238
           1,755  SNAP-ON INCORPORATED                                                                                   82,538

                                                                                                                      1,173,914
                                                                                                               ----------------

FINANCIAL SERVICES - 0.03%
           6,251  JANUS CAPITAL GROUP INCORPORATED                                                                      125,520
                                                                                                               ----------------

FOOD & KINDRED PRODUCTS - 3.15%
          23,252  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                               1,102,610
          19,834  ARCHER DANIELS MIDLAND COMPANY                                                                        763,609
           6,975  CAMPBELL SOUP COMPANY                                                                                 260,726
           8,336  COCA-COLA ENTERPRISES INCORPORATED                                                                    166,970
          15,452  CONAGRA FOODS INCORPORATED                                                                            404,070
           6,378  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                            175,331
          10,671  GENERAL MILLS INCORPORATED                                                                            606,326
          10,026  H.J. HEINZ COMPANY                                                                                    422,696
           3,428  HERCULES INCORPORATED+                                                                                 62,390
           5,312  HERSHEY COMPANY                                                                                       281,058
           7,559  KELLOGG COMPANY                                                                                       380,293
           3,988  MCCORMICK & COMPANY INCORPORATED                                                                      149,151
           1,380  MOLSON COORS BREWING COMPANY                                                                           98,228
           4,108  PEPSI BOTTLING GROUP INCORPORATED                                                                     129,895
          49,869  PEPSICO INCORPORATED                                                                                3,163,689
          22,992  SARA LEE CORPORATION                                                                                  393,163
          61,644  THE COCA-COLA COMPANY                                                                               2,880,008
           7,621  TYSON FOODS INCORPORATED CLASS A                                                                      110,123

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

FOOD & KINDRED PRODUCTS (continued)
           6,631  WM. WRIGLEY JR. COMPANY                                                                      $        344,480

                                                                                                                     11,894,816
                                                                                                               ----------------

FOOD STORES - 0.54%
          21,854  KROGER COMPANY                                                                                        491,496
          13,448  SAFEWAY INCORPORATED                                                                                  394,833
          22,869  STARBUCKS CORPORATION+ <<                                                                             863,305
           4,270  WHOLE FOODS MARKET INCORPORATED                                                                       272,597

                                                                                                                      2,022,231
                                                                                                               ----------------

FORESTRY - 0.13%
           7,448  WEYERHAEUSER COMPANY                                                                                  473,618
                                                                                                               ----------------

FURNITURE & FIXTURES - 0.19%
           5,464  LEGGETT & PLATT INCORPORATED                                                                          127,584
          12,041  MASCO CORPORATION                                                                                     332,934
           8,375  NEWELL RUBBERMAID INCORPORATED<<                                                                      241,033

                                                                                                                        701,551
                                                                                                               ----------------

GENERAL MERCHANDISE STORES - 2.01%
           3,293  BIG LOTS INCORPORATED+ <<                                                                              69,416
           9,436  DOLLAR GENERAL CORPORATION                                                                            132,387
           4,586  FAMILY DOLLAR STORES INCORPORATED                                                                     135,058
          16,442  FEDERATED DEPARTMENT STORES INCORPORATED                                                              721,969
           6,781  J.C. PENNEY COMPANY INCORPORATED                                                                      510,135
           2,516  SEARS HOLDINGS CORPORATION+ <<                                                                        438,967
          25,974  TARGET CORPORATION                                                                                  1,537,141
          13,596  TJX COMPANIES INCORPORATED                                                                            393,604
          74,402  WAL-MART STORES INCORPORATED                                                                        3,666,531

                                                                                                                      7,605,208
                                                                                                               ----------------

HEALTH SERVICES - 0.52%
          12,913  CAREMARK RX INCORPORATED                                                                              635,707
          12,822  HCA INCORPORATED<<                                                                                    647,767
           7,268  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                    143,180
           3,787  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                           259,372
           2,228  MANOR CARE INCORPORATED                                                                               106,922
          14,256  TENET HEALTHCARE CORPORATION+                                                                         100,647
           3,091  WATSON PHARMACEUTICALS INCORPORATED+ <<                                                                83,179

                                                                                                                      1,976,774
                                                                                                               ----------------

HOLDING & OTHER INVESTMENT OFFICES - 1.12%
           2,945  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                   168,807
           6,480  ARCHSTONE-SMITH TRUST<<                                                                               390,161
           3,457  BOSTON PROPERTIES INCORPORATED                                                                        369,311
          10,590  EQUITY OFFICE PROPERTIES TRUST<<                                                                      450,075
           8,800  EQUITY RESIDENTIAL<<                                                                                  480,568
           6,551  KIMCO REALTY CORPORATION                                                                              291,061
           5,420  PLUM CREEK TIMBER COMPANY                                                                             194,795
           7,414  PROLOGIS                                                                                              469,084
           3,667  PUBLIC STORAGE INCORPORATED                                                                           328,967
           6,690  SIMON PROPERTY GROUP INCORPORATED                                                                     649,599
           3,686  VORNADO REALTY TRUST                                                                                  439,556

                                                                                                                      4,231,984
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
           8,536  BED BATH & BEYOND INCORPORATED+                                                              $        343,915
          12,298  BEST BUY COMPANY INCORPORATED                                                                         679,465
           4,264  CIRCUIT CITY STORES INCORPORATED                                                                      115,043
           4,104  RADIOSHACK CORPORATION<<                                                                               73,215

                                                                                                                      1,211,638
                                                                                                               ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.36%
          11,669  HILTON HOTELS CORPORATION                                                                             337,467
          10,393  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           434,116
           6,588  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      393,567
           6,060  WYNDHAM WORLDWIDE CORPORATION+                                                                        178,770

                                                                                                                      1,343,920
                                                                                                               ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.50%
          22,784  3M COMPANY                                                                                          1,796,291
           5,277  AMERICAN STANDARD COMPANIES INCORPORATED                                                              233,718
          25,726  APPLE COMPUTER INCORPORATED+                                                                        2,085,864
          42,012  APPLIED MATERIALS INCORPORATED                                                                        730,589
           9,950  BAKER HUGHES INCORPORATED                                                                             687,048
           2,239  BLACK & DECKER CORPORATION<<                                                                          187,807
          19,835  CATERPILLAR INCORPORATED                                                                            1,204,183
           1,589  CUMMINS INCORPORATED                                                                                  201,771
           6,993  DEERE & COMPANY                                                                                       595,314
          68,712  DELL INCORPORATED+                                                                                  1,671,763
           6,156  DOVER CORPORATION                                                                                     292,410
           4,537  EATON CORPORATION                                                                                     328,615
          69,525  EMC CORPORATION+                                                                                      851,681
          82,849  HEWLETT-PACKARD COMPANY                                                                             3,209,570
           9,732  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                357,262
          46,033  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         4,250,227
           3,033  LEXMARK INTERNATIONAL INCORPORATED+ <<                                                                192,868
           5,304  NATIONAL OILWELL VARCO INCORPORATED+ <<                                                               320,362
           3,775  PALL CORPORATION                                                                                      120,423
           3,636  PARKER HANNIFIN CORPORATION                                                                           304,079
           6,701  PITNEY BOWES INCORPORATED                                                                             313,004
           5,927  SANDISK CORPORATION+ <<                                                                               285,089
           6,063  SMITH INTERNATIONAL INCORPORATED                                                                      239,367
          27,663  SOLECTRON CORPORATION+ <<                                                                              92,394
           2,447  STANLEY WORKS                                                                                         116,600
           7,681  SYMBOL TECHNOLOGIES INCORPORATED                                                                      114,677

                                                                                                                     20,782,976
                                                                                                               ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.35%
           9,512  AON CORPORATION                                                                                       330,922
           4,992  HUMANA INCORPORATED+                                                                                  299,520
          16,648  MARSH & MCLENNAN COMPANIES INCORPORATED                                                               490,117
          10,360  UNUMPROVIDENT CORPORATION                                                                             204,921

                                                                                                                      1,325,480
                                                                                                               ----------------

INSURANCE CARRIERS - 5.66%
           9,836  ACE LIMITED                                                                                           563,111
          16,567  AETNA INCORPORATED                                                                                    682,892
          15,012  AFLAC INCORPORATED                                                                                    674,339
          19,041  ALLSTATE CORPORATION                                                                                1,168,356
           3,203  AMBAC FINANCIAL GROUP INCORPORATED                                                                    267,418
          78,608  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           5,280,099
          12,426  CHUBB CORPORATION                                                                                     660,442
           3,354  CIGNA CORPORATION                                                                                     392,351

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

INSURANCE CARRIERS (continued)
           5,239  CINCINNATI FINANCIAL CORPORATION                                                             $        239,160
          13,763  GENWORTH FINANCIAL INCORPORATED                                                                       460,235
           9,202  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        802,138
           8,685  LINCOLN NATIONAL CORPORATION                                                                          549,847
          13,826  LOEWS CORPORATION                                                                                     538,108
           4,076  MBIA INCORPORATED<<                                                                                   252,794
          22,970  METLIFE INCORPORATED                                                                                1,312,276
           2,554  MGIC INVESTMENT CORPORATION                                                                           150,073
           8,145  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                460,111
          23,358  PROGRESSIVE CORPORATION                                                                               564,563
          14,670  PRUDENTIAL FINANCIAL INCORPORATED                                                                   1,128,563
           3,519  SAFECO CORPORATION                                                                                    204,771
          20,899  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                           1,068,566
           2,992  TORCHMARK CORPORATION                                                                                 184,547
          40,744  UNITEDHEALTH GROUP INCORPORATED                                                                     1,987,492
          18,747  WELLPOINT INCORPORATED+                                                                             1,430,771
           5,453  XL CAPITAL LIMITED CLASS A                                                                            384,709

                                                                                                                     21,407,732
                                                                                                               ----------------

LEATHER & LEATHER PRODUCTS - 0.12%
          11,066  COACH INCORPORATED+                                                                                   438,656
                                                                                                               ----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
           3,182  LOUISIANA-PACIFIC CORPORATION                                                                          62,940
                                                                                                               ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.67%
          12,361  AGILENT TECHNOLOGIES INCORPORATED+                                                                    440,052
           4,561  ALLERGAN INCORPORATED                                                                                 526,796
           5,512  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                          205,598
           1,626  BAUSCH & LOMB INCORPORATED                                                                             87,056
          19,733  BAXTER INTERNATIONAL INCORPORATED                                                                     907,126
           7,401  BECTON DICKINSON & COMPANY                                                                            518,292
           7,405  BIOMET INCORPORATED                                                                                   280,205
          35,632  BOSTON SCIENTIFIC CORPORATION+                                                                        566,905
           3,131  C.R. BARD INCORPORATED                                                                                256,617
           7,157  DANAHER CORPORATION<<                                                                                 513,658
           8,688  EASTMAN KODAK COMPANY                                                                                 211,987
           3,763  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                         322,188
          34,765  MEDTRONIC INCORPORATED                                                                              1,692,360
           1,611  MILLIPORE CORPORATION+                                                                                103,958
           3,799  PERKINELMER INCORPORATED                                                                               81,147
          13,572  RAYTHEON COMPANY                                                                                      677,921
           5,321  ROCKWELL AUTOMATION INCORPORATED                                                                      329,902
          10,667  ST. JUDE MEDICAL INCORPORATED+                                                                        366,411
           8,977  STRYKER CORPORATION                                                                                   469,407
           2,532  TEKTRONIX INCORPORATED                                                                                 76,897
           5,959  TERADYNE INCORPORATED+                                                                                 83,545
           4,766  THERMO ELECTRON CORPORATION+ <<                                                                       204,318
           3,098  WATERS CORPORATION+                                                                                   154,280
          29,589  XEROX CORPORATION+                                                                                    503,013
           7,342  ZIMMER HOLDINGS INCORPORATED+                                                                         528,697

                                                                                                                     10,108,336
                                                                                                               ----------------

MEDICAL MANAGEMENT SERVICES - 0.06%
           4,806  COVENTRY HEALTH CARE INCORPORATED+                                                                    225,642
                                                                                                               ----------------

METAL MINING - 0.42%
           5,942  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                   359,372
          13,601  NEWMONT MINING CORPORATION                                                                            615,717

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

METAL MINING (continued)
           6,170  PHELPS DODGE CORPORATION                                                                     $        619,345

                                                                                                                      1,594,434
                                                                                                               ----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
           2,918  VULCAN MATERIALS COMPANY                                                                              237,759
                                                                                                               ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.19%
           4,948  HASBRO INCORPORATED                                                                                   128,252
          88,477  JOHNSON & JOHNSON                                                                                   5,963,350
          11,434  MATTEL INCORPORATED                                                                                   258,751
           4,178  TIFFANY & COMPANY<<                                                                                   149,238
          60,941  TYCO INTERNATIONAL LIMITED                                                                          1,793,494

                                                                                                                      8,293,085
                                                                                                               ----------------

MISCELLANEOUS RETAIL - 1.18%
           9,504  AMAZON.COM INCORPORATED+ <<                                                                           362,007
          14,155  COSTCO WHOLESALE CORPORATION                                                                          755,594
          24,846  CVS CORPORATION                                                                                       779,667
           1,828  DILLARD'S INCORPORATED CLASS A                                                                         55,151
           4,166  EXPRESS SCRIPTS INCORPORATED+                                                                         265,458
           8,568  OFFICE DEPOT INCORPORATED+                                                                            359,770
          21,976  STAPLES INCORPORATED                                                                                  566,748
          30,490  WALGREEN COMPANY                                                                                    1,331,803

                                                                                                                      4,476,198
                                                                                                               ----------------

MOTION PICTURES - 1.57%
          70,680  NEWS CORPORATION CLASS A                                                                            1,473,678
         123,018  TIME WARNER INCORPORATED<<                                                                          2,461,590
          63,223  WALT DISNEY COMPANY                                                                                 1,988,996

                                                                                                                      5,924,264
                                                                                                               ----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.65%
          32,699  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                          2,463,870
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.03%
          36,747  AMERICAN EXPRESS COMPANY                                                                            2,124,344
           9,259  CAPITAL ONE FINANCIAL CORPORATION                                                                     734,516
           6,014  CIT GROUP INCORPORATED                                                                                313,029
          18,513  COUNTRYWIDE FINANCIAL CORPORATION                                                                     705,715
          29,277  FANNIE MAE                                                                                          1,734,955
          20,901  FREDDIE MAC                                                                                         1,441,960
          12,402  SLM CORPORATION                                                                                       603,729

                                                                                                                      7,658,248
                                                                                                               ----------------

OIL & GAS EXTRACTION - 2.68%
          13,898  ANADARKO PETROLEUM CORPORATION                                                                        645,145
           9,958  APACHE CORPORATION                                                                                    650,457
           9,048  BJ SERVICES COMPANY                                                                                   272,888
          11,445  CHESAPEAKE ENERGY CORPORATION                                                                         371,276
          13,341  DEVON ENERGY CORPORATION                                                                              891,712
           7,338  EOG RESOURCES INCORPORATED                                                                            488,197
          31,190  HALLIBURTON COMPANY                                                                                 1,008,997
           9,559  NABORS INDUSTRIES LIMITED+ <<                                                                         295,182
           4,148  NOBLE CORPORATION                                                                                     290,775
          26,060  OCCIDENTAL PETROLEUM CORPORATION                                                                    1,223,256
           3,339  ROWAN COMPANIES INCORPORATED<<                                                                        111,456

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

OIL & GAS EXTRACTION (continued)
          35,815  SCHLUMBERGER LIMITED                                                                         $      2,259,210
           9,530  TRANSOCEAN INCORPORATED+                                                                              691,306
          10,466  WEATHERFORD INTERNATIONAL LIMITED+                                                                    429,943
          11,062  XTO ENERGY INCORPORATED                                                                               516,153

                                                                                                                     10,145,953
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 0.53%
           3,171  BEMIS COMPANY INCORPORATED                                                                            106,609
          13,751  INTERNATIONAL PAPER COMPANY<<                                                                         458,596
          13,859  KIMBERLY-CLARK CORPORATION                                                                            921,901
           5,480  MEADWESTVACO CORPORATION                                                                              150,810
           2,244  OFFICEMAX INCORPORATED                                                                                106,770
           4,173  PACTIV CORPORATION+                                                                                   128,695
           3,289  TEMPLE-INLAND INCORPORATED                                                                            129,718

                                                                                                                      2,003,099
                                                                                                               ----------------

PERSONAL SERVICES - 0.10%
           4,130  CINTAS CORPORATION                                                                                    170,982
           9,730  H & R BLOCK INCORPORATED                                                                              212,698

                                                                                                                        383,680
                                                                                                               ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.13%
           1,914  ASHLAND INCORPORATED                                                                                  113,117
          66,485  CHEVRON CORPORATION                                                                                 4,467,792
          49,843  CONOCOPHILLIPS                                                                                      3,002,542
         179,825  EXXON MOBIL CORPORATION                                                                            12,843,102
           7,297  HESS CORPORATION                                                                                      309,393
          10,833  MARATHON OIL CORPORATION                                                                              935,971
           5,651  MURPHY OIL CORPORATION                                                                                266,501
           3,944  SUNOCO INCORPORATED                                                                                   260,817
          18,538  VALERO ENERGY CORPORATION                                                                             970,094

                                                                                                                     23,169,329
                                                                                                               ----------------

PRIMARY METAL INDUSTRIES - 0.47%
          26,221  ALCOA INCORPORATED                                                                                    758,049
           3,042  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                   239,497
           9,326  NUCOR CORPORATION                                                                                     544,732
           3,722  UNITED STATES STEEL CORPORATION                                                                       251,607

                                                                                                                      1,793,885
                                                                                                               ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.90%
          23,612  CBS CORPORATION CLASS B<<                                                                             683,331
           1,965  DOW JONES & COMPANY INCORPORATED                                                                       68,952
           2,520  E.W. SCRIPPS COMPANY CLASS A                                                                          124,639
           7,149  GANNETT COMPANY INCORPORATED                                                                          422,792
          10,644  MCGRAW-HILL COMPANIES INCORPORATED                                                                    683,025
           1,177  MEREDITH CORPORATION                                                                                   61,793
           4,370  NEW YORK TIMES COMPANY CLASS A<<                                                                      105,623
           6,542  RR DONNELLEY & SONS COMPANY                                                                           221,512
           5,766  TRIBUNE COMPANY<<                                                                                     192,181
          21,460  VIACOM INCORPORATED CLASS B+ <<                                                                       835,223

                                                                                                                      3,399,071
                                                                                                               ----------------

RAILROAD TRANSPORTATION - 0.72%
          10,948  BURLINGTON NORTHERN SANTA FE CORPORATION                                                              848,798

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

RAILROAD TRANSPORTATION (continued)
          13,416  CSX CORPORATION                                                                              $        478,549
          12,517  NORFOLK SOUTHERN CORPORATION                                                                          658,019
           8,147  UNION PACIFIC CORPORATION                                                                             738,363

                                                                                                                      2,723,729
                                                                                                               ----------------

REAL ESTATE - 0.04%
           6,456  REALOGY CORPORATION+                                                                                  166,436
                                                                                                               ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.06%
           5,363  GOODYEAR TIRE & RUBBER COMPANY+ <<                                                                     82,215
           2,452  SEALED AIR CORPORATION                                                                                145,943

                                                                                                                        228,158
                                                                                                               ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.26%
           7,373  AMERIPRISE FINANCIAL INCORPORATED                                                                     379,710
           3,641  BEAR STEARNS COMPANIES INCORPORATED                                                                   551,065
          31,280  CHARLES SCHWAB CORPORATION                                                                            569,922
           1,075  CHICAGO MERCANTILE EXCHANGE                                                                           538,575
          12,921  E*TRADE FINANCIAL CORPORATION+                                                                        300,801
           2,740  FEDERATED INVESTORS INCORPORATED CLASS B                                                               93,955
           5,042  FRANKLIN RESOURCES INCORPORATED                                                                       574,586
          13,058  GOLDMAN SACHS GROUP INCORPORATED                                                                    2,478,278
           3,966  LEGG MASON INCORPORATED                                                                               357,019
          16,249  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                               1,264,822
          26,814  MERRILL LYNCH & COMPANY INCORPORATED                                                                2,344,080
          32,425  MORGAN STANLEY                                                                                      2,478,243
           7,915  T. ROWE PRICE GROUP INCORPORATED                                                                      374,459

                                                                                                                     12,305,515
                                                                                                               ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.26%
          47,180  CORNING INCORPORATED+                                                                                 963,887
                                                                                                               ----------------

TOBACCO PRODUCTS - 1.52%
          63,323  ALTRIA GROUP INCORPORATED                                                                           5,150,060
           5,185  REYNOLDS AMERICAN INCORPORATED<<                                                                      327,485
           4,864  UST INCORPORATED<<                                                                                    260,516

                                                                                                                      5,738,061
                                                                                                               ----------------

TRANSPORTATION BY AIR - 0.38%
           9,268  FEDEX CORPORATION<<                                                                                 1,061,557
          23,777  SOUTHWEST AIRLINES COMPANY                                                                            357,368

                                                                                                                      1,418,925
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 2.96%
          24,044  BOEING COMPANY                                                                                      1,920,154
           2,804  BRUNSWICK CORPORATION                                                                                  88,326
          56,897  FORD MOTOR COMPANY<<                                                                                  471,107
          12,202  GENERAL DYNAMICS CORPORATION                                                                          867,562
          17,108  GENERAL MOTORS CORPORATION<<                                                                          597,411
           5,181  GENUINE PARTS COMPANY                                                                                 235,839
           3,772  GOODRICH CORPORATION                                                                                  166,307
           7,931  HARLEY-DAVIDSON INCORPORATED                                                                          544,305
          24,771  HONEYWELL INTERNATIONAL INCORPORATED                                                                1,043,355
           5,586  ITT CORPORATION                                                                                       303,823
           5,915  JOHNSON CONTROLS INCORPORATED                                                                         482,309
          10,769  LOCKHEED MARTIN CORPORATION                                                                           936,149

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE

TRANSPORTATION EQUIPMENT (continued)
           1,866  NAVISTAR INTERNATIONAL CORPORATION+                                                          $         51,744
          10,421  NORTHROP GRUMMAN CORPORATION                                                                          691,850
           7,541  PACCAR INCORPORATED                                                                                   446,503
           3,819  TEXTRON INCORPORATED                                                                                  347,262
          30,594  UNITED TECHNOLOGIES CORPORATION                                                                     2,010,638

                                                                                                                     11,204,644
                                                                                                               ----------------

TRANSPORTATION SERVICES - 0.03%
           3,986  SABRE HOLDINGS CORPORATION                                                                            101,324
                                                                                                               ----------------

WATER TRANSPORTATION - 0.17%
          13,460  CARNIVAL CORPORATION<<                                                                                657,117
                                                                                                               ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.00%
           6,096  AMERISOURCEBERGEN CORPORATION                                                                         287,731
           2,375  BROWN-FORMAN CORPORATION CLASS B                                                                      171,451
          12,266  CARDINAL HEALTH INCORPORATED                                                                          802,810
           4,037  DEAN FOODS COMPANY+                                                                                   169,110
           9,054  MCKESSON CORPORATION                                                                                  453,515
           8,890  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  475,615
           5,794  NIKE INCORPORATED CLASS B                                                                             532,353
           6,401  SUPERVALU INCORPORATED                                                                                213,793
          18,709  SYSCO CORPORATION                                                                                     654,441

                                                                                                                      3,760,819
                                                                                                               ----------------

WHOLESALE TRADE-DURABLE GOODS - 0.08%
           4,203  PATTERSON COMPANIES INCORPORATED+ <<                                                                  138,069
           2,277  W.W. GRAINGER INCORPORATED                                                                            165,688

                                                                                                                        303,757
                                                                                                               ----------------

TOTAL COMMON STOCKS (COST $200,305,042)                                                                             375,028,642
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 7.33%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.15%
         571,826  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                571,826
              96  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            96

                                                                                                                        571,922
                                                                                                               ----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.18%
$        125,232  AMERICAN GENERAL FINANCE CORPORATION+/- ++                           5.35%      11/15/2007            125,290
          13,915  AQUINAS FUNDING LLC++                                                5.33       12/11/2006             13,834
         695,733  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.30       11/03/2006            695,733
         347,866  ATLAS CAPITAL FUNDING CORPORATION+/- ++                              5.30       12/22/2006            347,866
         347,866  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/- ++                   5.30       04/25/2007            347,884
         382,389  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006            382,278
         347,866  BANCO SANTANDER TOTTA LOAN+/- ++                                     5.32       11/16/2007            347,873
         347,866  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007            347,933
         229,592  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007            229,638
          83,488  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007             83,521
         265,032  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006            264,298
         879,392  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006            876,825
         347,866  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006            345,640
         250,464  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006            249,915
         278,293  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006            277,764
         140,538  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006            140,538

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        256,725  CEDAR SPRINGS CAPITAL COMPANY                                        5.32%      11/17/2006   $        256,127
         153,729  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006            153,706
         128,084  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006            127,432
         139,147  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       01/17/2007            137,587
         347,866  CHEYNE FINANCE LLC SERIES MTN+/- ++                                  5.34       07/16/2007            347,884
         347,866  CULLINAN FINANCE CORPORATION SERIES MTN+/- ++                        5.37       11/15/2006            347,873
         695,733  CULLINAN FINANCE CORPORATION SERIES MTN2+/- ++                       5.28       06/25/2007            695,705
       1,267,069  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006          1,264,661
         320,037  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006            319,151
          17,616  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006             17,549
       1,026,136  DNB NOR BANK ASA                                                     5.33       11/01/2006          1,026,136
          13,915  EDISON ASSET SECURITIZATION LLC                                      5.41       12/11/2006             13,834
         695,733  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006            695,733
          72,356  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006             72,335
       2,525,772  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,526,148)        5.36       11/01/2006          2,525,772
         204,170  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006            203,753
          17,393  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43       11/06/2006             17,381
          17,393  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006             17,327
         113,683  GALLEON CAPITAL LLC                                                  5.35       11/01/2006            113,683
         199,675  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007            199,803
          27,829  HARRIER FINANCE FUNDING LLC SERIES MTN+/- ++                         5.42       05/15/2007             27,839
          48,701  HBOS TREASURY SERVICES PLC+/- ++                                     5.45       01/12/2007             48,719
         195,153  HSBC BANK USA+/-                                                     5.41       12/14/2006            195,169
         487,013  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007            487,247
         904,453  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007            904,453
         347,866  INTESA BANK IRELAND PLC SERIES BKNT+/- ++                            5.32       11/23/2007            347,849
         169,759  K2 USA LLC                                                           5.32       11/10/2006            169,536
         208,720  KAUPTHING BANK SERIES MTN+/- ++                                      5.38       03/20/2007            208,618
         128,571  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006            128,534
         835,798  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006            835,188
         418,358  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006            417,931
       1,391,466  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006          1,391,466
          27,829  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006             27,773
         347,866  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006            347,866
         208,720  LIQUID FUNDING LIMITED+/- ++                                         5.29       12/01/2006            208,720
         347,866  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006            346,044
         208,720  LIQUID FUNDING LIMITED                                               5.47       12/28/2006            206,987
          83,488  LIQUID FUNDING LIMITED SERIES MTN+/- ++                              5.33       02/20/2007             83,500
         139,147  MBIA GLOBAL FUNDING LLC+/- ++                                        5.32       02/20/2007            139,154
          78,618  MORGAN STANLEY+/-                                                    5.50       11/09/2006             78,619
         347,866  MORGAN STANLEY+/-                                                    5.50       07/27/2007            348,218
         234,114  MORGAN STANLEY+/-                                                    5.51       01/12/2007            234,187
          83,071  MORGAN STANLEY+/-                                                    5.55       11/24/2006             83,080
          64,355  MORGAN STANLEY SERIES EXL+/-SS.                                      5.38       12/14/2007             64,363
         249,281  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.49       07/20/2007            249,553
          76,531  NATIONWIDE BUILDING SOCIETY+/- ++                                    5.51       12/11/2006             76,546
         217,973  NORTH SEA FUNDING LLC                                                5.31       11/09/2006            217,718
         695,733  NORTHERN ROCK PLC+/- ++SS.                                           5.32       12/05/2007            695,823
         208,720  PARAGON MORTGAGES PLC SERIES 12A+/- ++                               5.30       05/15/2007            208,720
          56,285  RACERS TRUST SERIES 2004-6-MM+/- ++                                  5.34       05/22/2007             56,292
         858,882  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006            858,882
         278,293  SLM CORPORATION+/- ++SS.                                             5.32       12/12/2007            278,374
         236,549  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006            235,653
          80,441  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/09/2007             80,439
         347,866  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/- ++                  5.33       06/15/2007            347,887
         347,866  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/- ++                  5.33       03/09/2007            347,929
         347,866  VERSAILLES CDS LLC++                                                 5.35       11/01/2006            347,866
         568,692  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006            567,947
          86,271  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006             86,271

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
                        PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,512,523  WORLD OMNI VEHICLE LEASING INCORPORATED++                            5.31%      11/15/2006   $      1,509,438

                                                                                                                     27,126,660
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,698,582)                                                           27,698,582
                                                                                                               ----------------
SHARES

RIGHTS - 0.00%
          12,100  SEAGATE TECHNOLOGY RIGHTS+ (A)                                                                              0

TOTAL RIGHTS (COST $0)                                                                                                        0
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 0.78%
       2,711,527  WELLS FARGO MONEY MARKET TRUST~ ++                                                                  2,711,527
                                                                                                               ----------------
PRINCIPAL

US TREASURY BILLS - 0.06%
$         20,000  US TREASURY BILL^ #                                                  4.79       11/09/2006             19,979
          50,000  US TREASURY BILL^ #                                                  4.99       11/09/2006             49,948
         165,000  US TREASURY BILL^ #                                                  4.94       02/08/2007            162,756

                                                                                                                        232,683
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,944,209)                                                                        2,944,210
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $230,947,833)*                                     107.34%                                               $    405,671,434

OTHER ASSETS AND LIABILITIES, NET                         (7.34)                                                    (27,739,040)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    377,932,394
                                                        -------                                                ----------------

+   NON-INCOME EARNING SECURITIES.
<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
+/- VARIABLE RATE INVESTMENTS.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY
    THE BOARD OF TRUSTEES.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,601,880.
^   ZERO COUPON BOND.  INTEREST RATE PRESENTED IS YIELD TO MATURITY.
#   SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

 SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 98.22%

AMUSEMENT & RECREATION SERVICES - 1.43%
        149,000  HARRAH'S ENTERTAINMENT INCORPORATED                                                             $     11,075,170
                                                                                                                 ----------------

BUSINESS SERVICES - 12.73%
        602,500  ADOBE SYSTEMS INCORPORATED+ <<                                                                        23,045,625
        200,643  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   15,104,405
        192,600  ELECTRONIC ARTS INCORPORATED+                                                                         10,186,614
         64,345  GOOGLE INCORPORATED CLASS A+                                                                          30,653,315
        355,150  MICROSOFT CORPORATION                                                                                 10,196,357
        355,220  YAHOO! INCORPORATED+                                                                                   9,356,495

                                                                                                                       98,542,811
                                                                                                                 ----------------

CHEMICALS & ALLIED PRODUCTS - 8.17%
        389,426  ABBOTT LABORATORIES                                                                                   18,501,629
        256,050  AMGEN INCORPORATED+                                                                                   19,436,756
        283,510  GILEAD SCIENCES INCORPORATED+ <<                                                                      19,533,839
         91,350  PROCTER & GAMBLE COMPANY                                                                               5,790,677

                                                                                                                       63,262,901
                                                                                                                 ----------------

COMMUNICATIONS - 6.76%
        252,600  AMERICAN TOWER CORPORATION CLASS A+                                                                    9,098,652
        501,650  COMCAST CORPORATION CLASS A+ <<                                                                       20,402,106
        351,255  NII HOLDINGS INCORPORATED+                                                                            22,842,113

                                                                                                                       52,342,871
                                                                                                                 ----------------

DEPOSITORY INSTITUTIONS - 2.51%
        255,200  JPMORGAN CHASE & COMPANY                                                                              12,106,688
        152,910  MARSHALL & ILSLEY CORPORATION                                                                          7,330,505

                                                                                                                       19,437,193
                                                                                                                 ----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.97%
        623,060  WILLIAMS COMPANIES INCORPORATED                                                                       15,221,356
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.85%
        390,600  CISCO SYSTEMS INCORPORATED+                                                                            9,425,178
        122,600  COOPER INDUSTRIES LIMITED CLASS A                                                                     10,966,570
        122,370  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          12,524,570
        610,930  MARVELL TECHNOLOGY GROUP LIMITED+ <<                                                                  11,167,800
        152,400  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                5,410,200
        411,220  QUALCOMM INCORPORATED                                                                                 14,964,296
        389,780  TEXAS INSTRUMENTS INCORPORATED                                                                        11,763,560

                                                                                                                       76,222,174
                                                                                                                 ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.52%
        220,200  CELGENE CORPORATION+                                                                                  11,767,488
                                                                                                                 ----------------

FOOD & KINDRED PRODUCTS - 1.15%
        139,850  PEPSICO INCORPORATED                                                                                   8,872,084
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES - 3.31%
        297,250  FEDERATED DEPARTMENT STORES INCORPORATED                                                              13,052,248
        167,050  J.C. PENNEY COMPANY INCORPORATED                                                                      12,567,172

                                                                                                                       25,619,420
                                                                                                                 ----------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

 SHARES           SECURITY NAME                                                                                        VALUE

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.69%
        236,850  BEST BUY COMPANY INCORPORATED                                                                   $     13,085,963
                                                                                                                 ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.88%
        179,800  HILTON HOTELS CORPORATION                                                                              5,199,816
        595,020  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           24,853,985

                                                                                                                       30,053,801
                                                                                                                 ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.56%
        336,000  APPLE COMPUTER INCORPORATED+                                                                          27,242,880
        153,800  GRANT PRIDECO INCORPORATED+                                                                            5,809,026
        240,450  HEWLETT-PACKARD COMPANY                                                                                9,315,033
        115,050  NATIONAL OILWELL VARCO INCORPORATED+ <<                                                                6,949,020
        191,000  SANDISK CORPORATION+                                                                                   9,187,100

                                                                                                                       58,503,059
                                                                                                                 ----------------

INSURANCE CARRIERS - 8.05%
        221,420  ALLSTATE CORPORATION                                                                                  13,586,331
        163,850  CHUBB CORPORATION                                                                                      8,708,628
        224,050  UNITEDHEALTH GROUP INCORPORATED                                                                       10,929,159
        381,620  WELLPOINT INCORPORATED+                                                                               29,125,238

                                                                                                                       62,349,356
                                                                                                                 ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.39%
         43,350  BECTON DICKINSON & COMPANY                                                                             3,035,801
                                                                                                                 ----------------

METAL MINING - 1.13%
        333,250  GOLDCORP INCORPORATED                                                                                  8,757,810
                                                                                                                 ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.73%
        428,250  JOHNSON & JOHNSON                                                                                     28,864,050
                                                                                                                 ----------------

MISCELLANEOUS RETAIL - 3.54%
        872,780  CVS CORPORATION                                                                                       27,387,836
                                                                                                                 ----------------

MOTION PICTURES - 0.48%
        180,100  NEWS CORPORATION CLASS A                                                                               3,755,085
                                                                                                                 ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.22%
        163,700  AMERICAN EXPRESS COMPANY                                                                               9,463,497
                                                                                                                 ----------------

OIL & GAS EXTRACTION - 4.54%
        153,600  CANADIAN NATURAL RESOURCES LIMITED                                                                     8,010,240
        356,039  CHESAPEAKE ENERGY CORPORATION                                                                         11,549,905
        214,350  TRANSOCEAN INCORPORATED+                                                                              15,548,949

                                                                                                                       35,109,094
                                                                                                                 ----------------

PRIMARY METAL INDUSTRIES - 0.50%
         56,550  PRECISION CASTPARTS CORPORATION                                                                        3,848,793
                                                                                                                 ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.35%
         36,750  GOLDMAN SACHS GROUP INCORPORATED                                                                       6,974,783
        143,850  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                 11,197,284

                                                                                                                       18,172,067
                                                                                                                 ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
TRANSPORTATION BY AIR - 1.65%
        451,213  AMR CORPORATION+                                                                                $     12,787,376
                                                                                                                 ----------------

TRANSPORTATION EQUIPMENT - 4.45%
        185,678  GENERAL DYNAMICS CORPORATION                                                                          13,201,706
        139,050  ITT CORPORATION                                                                                        7,562,930
        150,450  TEXTRON INCORPORATED                                                                                  13,680,414

                                                                                                                       34,445,050
                                                                                                                 ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.66%
        294,500  CARDINAL HEALTH INCORPORATED                                                                          19,275,025
        169,450  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   9,065,575

                                                                                                                       28,340,600
                                                                                                                 ----------------

TOTAL COMMON STOCKS (COST $712,249,233)                                                                               760,322,706
                                                                                                                 ----------------

COLLATERAL FOR SECURITIES LENDING - 7.32%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.15%
      1,170,367  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,170,367
            197  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              197

                                                                                                                        1,170,564
                                                                                                                 ----------------
 PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.17%
$       256,315  AMERICAN GENERAL FINANCE CORPORATION++ +/-                           5.35%      11/15/2007               256,433
         28,479  AQUINAS FUNDING LLC++                                                5.33       12/11/2006                28,314
      1,423,970  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       11/03/2006             1,423,970
        711,985  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       12/22/2006               711,985
        711,985  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.30       04/25/2007               712,021
        782,642  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006               782,415
        711,985  BANCO SANTANDER TOTTA LOAN++ +/-                                     5.32       11/16/2007               711,999
        711,985  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007               712,120
        469,910  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007               470,004
        170,876  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007               170,945
        542,447  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006               540,945
      1,799,870  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006             1,794,614
        711,985  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006               707,428
        512,629  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006               511,507
        569,588  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006               568,506
        287,642  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006               287,642
        525,445  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       11/17/2006               524,221
        314,640  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006               314,593
        262,153  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006               260,819
        284,794  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       01/17/2007               281,601
        711,985  CHEYNE FINANCE LLC SERIES MTN++ +/-                                  5.34       07/16/2007               712,021
        711,985  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.37       11/15/2006               711,999
      1,423,970  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.28       06/25/2007             1,423,913
      2,593,334  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006             2,588,407
        655,026  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006               653,212
         36,055  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006                35,918
      2,100,213  DNB NOR BANK ASA                                                     5.33       11/01/2006             2,100,213
         28,479  EDISON ASSET SECURITIZATION LLC                                      5.41       12/11/2006                28,314
      1,423,970  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006             1,423,970
        148,093  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006               148,050
      5,169,547  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $5,170,317)        5.36       11/01/2006             5,169,547
        417,878  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006               417,026
         35,599  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43       11/06/2006                35,573
         35,599  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006                35,464

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

 PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
 COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       232,677  GALLEON CAPITAL LLC                                                  5.35%      11/01/2006      $        232,677
        408,679  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007               408,941
         56,959  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007                56,979
         99,678  HBOS TREASURY SERVICES PLC++ +/-                                     5.45       01/12/2007                99,715
        399,424  HSBC BANK USA+/-                                                     5.41       12/14/2006               399,456
        996,779  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007               997,257
      1,851,161  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007             1,851,161
        711,985  INTESA BANK IRELAND PLC SERIES BKNT++ +/-                            5.32       11/23/2007               711,949
        347,449  K2 USA LLC                                                           5.32       11/10/2006               346,994
        427,191  KAUPTHING BANK SERIES MTN++ +/-                                      5.38       03/20/2007               426,982
        263,150  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006               263,073
      1,710,644  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006             1,709,395
        856,262  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006               855,388
      2,847,940  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006             2,847,940
         56,959  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006                56,843
        711,985  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006               711,985
        427,191  LIQUID FUNDING LIMITED++ +/-                                         5.29       12/01/2006               427,191
        711,985  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006               708,254
        427,191  LIQUID FUNDING LIMITED                                               5.47       12/28/2006               423,645
        170,876  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007               170,902
        284,794  MBIA GLOBAL FUNDING LLC++ +/-                                        5.32       02/20/2007               284,808
        160,909  MORGAN STANLEY+/-                                                    5.50       11/09/2006               160,912
        711,985  MORGAN STANLEY+/-                                                    5.50       07/27/2007               712,704
        479,166  MORGAN STANLEY+/-                                                    5.51       01/12/2007               479,314
        170,022  MORGAN STANLEY+/-                                                    5.55       11/24/2006               170,042
        131,717  MORGAN STANLEY SERIES EXL+/- ss.                                     5.38       12/14/2007               131,733
        510,208  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.49       07/20/2007               510,765
        156,637  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.51       12/11/2006               156,668
        446,130  NORTH SEA FUNDING LLC                                                5.31       11/09/2006               445,608
      1,423,970  NORTHERN ROCK PLC++ +/- ss.                                          5.32       12/05/2007             1,424,155
        427,191  PARAGON MORTGAGES PLC SERIES 12A++ +/-                               5.30       05/15/2007               427,191
        115,199  RACERS TRUST SERIES 2004-6-MM++ +/-                                  5.34       05/22/2007               115,215
      1,757,891  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006             1,757,891
        569,588  SLM CORPORATION++ +/- ss.                                            5.32       12/12/2007               569,753
        484,150  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006               482,315
        164,639  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/09/2007               164,636
        711,985  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL++ +/-                  5.33       06/15/2007               712,028
        711,985  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                  5.33       03/09/2007               712,113
        711,985  VERSAILLES CDS LLC++                                                 5.35       11/01/2006               711,985
      1,163,953  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006             1,162,428
        176,572  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006               176,572
      3,095,711  WORLD OMNI VEHICLE LEASING INCORPORATED++                            5.31       11/15/2006             3,089,396

                                                                                                                       55,520,668
                                                                                                                 ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $56,691,232)                                                             56,691,232

SHARES
SHORT-TERM INVESTMENTS - 0.55%
      4,282,303  WELLS FARGO MONEY MARKET TRUST~ ++                                                                     4,282,303
                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,282,303)                                                                          4,282,303
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $773,222,768)*                                    106.09%                                                  $    821,296,241

OTHER ASSETS AND LIABILITIES, NET                        (6.09)                                                       (47,174,117)
                                                       -------                                                   ----------------

TOTAL NET ASSETS                                        100.00%                                                  $    774,122,124
                                                       -------                                                   ----------------

+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS        OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/- VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,282,303.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 98.62%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.41%
         23,200  HOME DEPOT INCORPORATED                                                                         $        866,056
                                                                                                                 ----------------

BUSINESS SERVICES - 2.40%
        174,700  MICROSOFT CORPORATION                                                                                  5,015,637
                                                                                                                 ----------------

CHEMICALS & ALLIED PRODUCTS - 14.30%
         19,300  ABBOTT LABORATORIES                                                                                      916,943
         12,700  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    884,809
         35,600  BRISTOL-MYERS SQUIBB COMPANY                                                                             881,100
         92,000  DOW CHEMICAL COMPANY                                                                                   3,752,680
        115,700  E.I. DU PONT DE NEMOURS & COMPANY                                                                      5,299,060
         24,600  ELI LILLY & COMPANY                                                                                    1,377,846
         14,400  GLAXOSMITHKLINE PLC ADR                                                                                  766,800
        276,400  PFIZER INCORPORATED                                                                                    7,366,060
         92,000  PROCTER & GAMBLE COMPANY                                                                               5,831,880
         56,000  WYETH                                                                                                  2,857,680

                                                                                                                       29,934,858
                                                                                                                 ----------------

COMMUNICATIONS - 3.56%
         32,400  AT & T INCORPORATED<<                                                                                  1,109,700
         26,400  BELLSOUTH CORPORATION                                                                                  1,190,640
         86,700  VERIZON COMMUNICATIONS INCORPORATED                                                                    3,207,900
         75,500  VODAFONE GROUP PLC ADR                                                                                 1,951,675

                                                                                                                        7,459,915
                                                                                                                 ----------------

DEPOSITORY INSTITUTIONS - 24.35%
         60,000  AMSOUTH BANCORPORATION                                                                                 1,813,200
        179,500  BANK OF AMERICA CORPORATION                                                                            9,669,665
         43,300  BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,488,221
         33,500  BB&T CORPORATION<<                                                                                     1,457,920
        198,900  CITIGROUP INCORPORATED                                                                                 9,976,824
        129,200  JPMORGAN CHASE & COMPANY                                                                               6,129,248
         34,900  KEYCORP                                                                                                1,296,186
         30,800  MELLON FINANCIAL CORPORATION                                                                           1,195,040
         87,000  NORTH FORK BANCORPORATION INCORPORATED                                                                 2,486,460
         17,300  PNC FINANCIAL SERVICES GROUP                                                                           1,211,519
         65,433  REGIONS FINANCIAL CORPORATION                                                                          2,483,182
         21,000  STATE STREET CORPORATION                                                                               1,348,830
         12,600  SUNTRUST BANKS INCORPORATED<<                                                                            995,274
         84,900  US BANCORP                                                                                             2,873,016
         88,800  WACHOVIA CORPORATION                                                                                   4,928,400
         37,900  WASHINGTON MUTUAL INCORPORATED                                                                         1,603,170

                                                                                                                       50,956,155
                                                                                                                 ----------------

EATING & DRINKING PLACES - 2.98%
        148,700  MCDONALD'S CORPORATION                                                                                 6,233,504
                                                                                                                 ----------------

ELECTRIC, GAS & SANITARY SERVICES - 5.74%
         35,300  AMEREN CORPORATION<<                                                                                   1,909,730
         31,800  CONSOLIDATED EDISON INCORPORATED                                                                       1,537,530
          5,800  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  361,920
         30,100  DOMINION RESOURCES INCORPORATED                                                                        2,437,799
         79,000  DUKE ENERGY CORPORATION                                                                                2,499,560
         12,500  EXELON CORPORATION                                                                                       774,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
         68,500  SOUTHERN COMPANY                                                                                $      2,493,400

                                                                                                                       12,014,689
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.55%
          6,400  EMERSON ELECTRIC COMPANY                                                                                 540,160
        195,700  GENERAL ELECTRIC COMPANY                                                                               6,871,027
        196,900  INTEL CORPORATION                                                                                      4,201,846

                                                                                                                       11,613,033
                                                                                                                 ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.26%
         11,400  ILLINOIS TOOL WORKS INCORPORATED                                                                         546,402
                                                                                                                 ----------------

FOOD & KINDRED PRODUCTS - 4.89%
         52,600  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  2,494,292
         32,200  CONAGRA FOODS INCORPORATED                                                                               842,030
         17,400  GENERAL MILLS INCORPORATED                                                                               988,668
         39,000  H.J. HEINZ COMPANY                                                                                     1,644,240
         15,300  KELLOGG COMPANY                                                                                          769,743
          8,100  PEPSICO INCORPORATED                                                                                     513,864
         63,600  THE COCA-COLA COMPANY                                                                                  2,971,392

                                                                                                                       10,224,229
                                                                                                                 ----------------

FORESTRY - 0.51%
         16,700  WEYERHAEUSER COMPANY                                                                                   1,061,953
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES - 0.90%
         38,400  WAL-MART STORES INCORPORATED                                                                           1,892,352
                                                                                                                 ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.86%
         45,300  3M COMPANY                                                                                             3,571,452
          4,800  CATERPILLAR INCORPORATED                                                                                 291,408
         42,200  HEWLETT-PACKARD COMPANY                                                                                1,634,828
         43,200  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            3,988,656
         14,600  PITNEY BOWES INCORPORATED                                                                                681,966

                                                                                                                       10,168,310
                                                                                                                 ----------------

INSURANCE CARRIERS - 5.36%
         74,400  ALLSTATE CORPORATION                                                                                   4,565,184
         49,900  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              3,351,783
         11,200  CHUBB CORPORATION                                                                                        595,280
         24,616  LINCOLN NATIONAL CORPORATION                                                                           1,558,439
          9,200  SAFECO CORPORATION                                                                                       535,348
         12,100  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                618,673

                                                                                                                       11,224,707
                                                                                                                 ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.31%
         40,600  JOHNSON & JOHNSON                                                                                      2,736,440
                                                                                                                 ----------------

OIL & GAS EXTRACTION - 0.61%
         18,600  TOTAL SA ADR                                                                                           1,267,404
                                                                                                                 ----------------

PAPER & ALLIED PRODUCTS - 0.95%
         30,400  INTERNATIONAL PAPER COMPANY<<                                                                          1,013,840

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
PAPER & ALLIED PRODUCTS (continued)
         14,500  KIMBERLY-CLARK CORPORATION                                                                      $        964,540

                                                                                                                        1,978,380
                                                                                                                 ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 12.22%
         57,800  BP PLC ADR                                                                                             3,878,380
         36,620  CHEVRON CORPORATION                                                                                    2,460,864
         81,945  CONOCOPHILLIPS                                                                                         4,936,367
        116,800  EXXON MOBIL CORPORATION                                                                                8,341,856
          9,610  MARATHON OIL CORPORATION                                                                                 830,304
         64,600  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                      4,497,452
         11,800  VALERO ENERGY CORPORATION                                                                                617,494

                                                                                                                       25,562,717
                                                                                                                 ----------------

PRIMARY METAL INDUSTRIES - 0.86%
         62,200  ALCOA INCORPORATED                                                                                     1,798,202
                                                                                                                 ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.28%
         10,000  GANNETT COMPANY INCORPORATED                                                                             591,400
                                                                                                                 ----------------

RAILROAD TRANSPORTATION - 0.14%
          3,200  UNION PACIFIC CORPORATION                                                                                290,016
                                                                                                                 ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.46%
         47,500  MORGAN STANLEY                                                                                         3,630,425
         32,100  T. ROWE PRICE GROUP INCORPORATED                                                                       1,518,651

                                                                                                                        5,149,076
                                                                                                                 ----------------

TOBACCO PRODUCTS - 2.22%
         49,200  ALTRIA GROUP INCORPORATED                                                                              4,001,436
         11,900  UST INCORPORATED<<                                                                                       637,364

                                                                                                                        4,638,800
                                                                                                                 ----------------

TRANSPORTATION EQUIPMENT - 1.50%
         70,100  HONEYWELL INTERNATIONAL INCORPORATED                                                                   2,952,612
          3,000  UNITED TECHNOLOGIES CORPORATION                                                                          197,160

                                                                                                                        3,149,772
                                                                                                                 ----------------

TOTAL COMMON STOCKS (COST $163,422,647)                                                                               206,374,007
                                                                                                                 ----------------

COLLATERAL FOR SECURITIES LENDING - 3.53%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.07%
        152,441  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   152,441
             26  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               26

                                                                                                                          152,467
                                                                                                                 ----------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.46%
$        33,385  AMERICAN GENERAL FINANCE CORPORATION++ +/-                           5.35%      11/15/2007                33,401
          3,709  AQUINAS FUNDING LLC++                                                5.33       12/11/2006                 3,688
        185,473  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       11/03/2006               185,473
         92,737  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       12/22/2006                92,737
         92,737  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.30       04/25/2007                92,741
        101,940  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006               101,910


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        92,737  BANCO SANTANDER TOTTA LOAN++ +/-                                     5.32%      11/16/2007      $         92,739
         92,737  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007                92,754
         61,206  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007                61,218
         22,257  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007                22,266
         70,654  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006                70,459
        234,435  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006               233,750
         92,737  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006                92,143
         66,770  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006                66,624
         74,189  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006                74,048
         37,466  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006                37,466
         68,440  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       11/17/2006                68,280
         40,982  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006                40,976
         34,146  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006                33,972
         37,095  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       01/17/2007                36,679
         92,737  CHEYNE FINANCE LLC SERIES MTN++ +/-                                  5.34       07/16/2007                92,741
         92,737  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.37       11/15/2006                92,739
        185,473  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.28       06/25/2007               185,466
        337,784  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006               337,142
         85,318  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006                85,081
          4,696  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006                 4,678
        273,555  DNB NOR BANK ASA                                                     5.33       11/01/2006               273,555
          3,709  EDISON ASSET SECURITIZATION LLC                                      5.41       12/11/2006                 3,688
        185,473  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006               185,473
         19,289  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006                19,284
        673,338  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $673,438)          5.36       11/01/2006               673,338
         54,429  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006                54,318
          4,637  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43       11/06/2006                 4,633
          4,637  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006                 4,619
         30,306  GALLEON CAPITAL LLC                                                  5.35       11/01/2006                30,306
         53,231  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007                53,265
          7,419  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007                 7,422
         12,983  HBOS TREASURY SERVICES PLC++ +/-                                     5.45       01/12/2007                12,988
         52,025  HSBC BANK USA+/-                                                     5.41       12/14/2006                52,029
        129,831  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007               129,894
        241,115  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007               241,115
         92,737  INTESA BANK IRELAND PLC SERIES BKNT++ +/-                            5.32       11/23/2007                92,732
         45,256  K2 USA LLC                                                           5.32       11/10/2006                45,196
         55,642  KAUPTHING BANK SERIES MTN++ +/-                                      5.38       03/20/2007                55,615
         34,275  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006                34,266
        222,813  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006               222,650
        111,529  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006               111,415
        370,947  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006               370,947
          7,419  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006                 7,404
         92,737  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006                92,737
         55,642  LIQUID FUNDING LIMITED++ +/-                                         5.29       12/01/2006                55,642
         92,737  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006                92,251
         55,642  LIQUID FUNDING LIMITED                                               5.47       12/28/2006                55,180
         22,257  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007                22,260
         37,095  MBIA GLOBAL FUNDING LLC++ +/-                                        5.32       02/20/2007                37,097
         20,958  MORGAN STANLEY+/-                                                    5.50       11/09/2006                20,959
         92,737  MORGAN STANLEY+/-                                                    5.50       07/27/2007                92,830
         62,412  MORGAN STANLEY+/-                                                    5.51       01/12/2007                62,431
         22,146  MORGAN STANLEY+/-                                                    5.55       11/24/2006                22,148
         17,156  MORGAN STANLEY SERIES EXL+/- ss.                                     5.38       12/14/2007                17,158
         66,455  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.49       07/20/2007                66,528
         20,402  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.51       12/11/2006                20,406
         58,109  NORTH SEA FUNDING LLC                                                5.31       11/09/2006                58,041
        185,473  NORTHERN ROCK PLC++ +/- ss.                                          5.32       12/05/2007               185,497
         55,642  PARAGON MORTGAGES PLC SERIES 12A++ +/-                               5.30       05/15/2007                55,642
         15,005  RACERS TRUST SERIES 2004-6-MM++ +/-                                  5.34       05/22/2007                15,007
        228,967  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006               228,967
         74,189  SLM CORPORATION++ +/- ss.                                            5.32       12/12/2007                74,211
         63,061  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006                62,822

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        21,444  TRAVELERS INSURANCE COMPANY+/-                                       5.39%      02/09/2007      $         21,444
         92,737  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL++ +/-                  5.33       06/15/2007                92,742
         92,737  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                  5.33       03/09/2007                92,753
         92,737  VERSAILLES CDS LLC++                                                 5.35       11/01/2006                92,737
        151,606  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006               151,407
         22,999  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006                22,999
        403,219  WORLD OMNI VEHICLE LEASING INCORPORATED++                            5.31       11/15/2006               402,397

                                                                                                                        7,231,616
                                                                                                                 ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,384,083)                                                               7,384,083
                                                                                                                 ----------------
SHARES
SHORT-TERM INVESTMENTS - 1.33%
      2,787,473  WELLS FARGO MONEY MARKET TRUST~ ++                                                                     2,787,473
                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,787,473)                                                                          2,787,473
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $173,594,203)*                                    103.48%                                                  $    216,545,563

OTHER ASSETS AND LIABILITIES, NET                        (3.48)                                                        (7,289,996)
                                                       -------                                                   ----------------

TOTAL NET ASSETS                                        100.00%                                                  $    209,255,567
                                                       -------                                                   ----------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/- VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,787,473.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 99.10%

AGRICULTURAL SERVICES - 0.06%
         25,000  VCA ANTECH INCORPORATED+ <<                                                                     $        809,250
                                                                                                                 ----------------

AMUSEMENT & RECREATION SERVICES - 2.09%
        550,000  LIFE TIME FITNESS INCORPORATED+                                                                       28,341,500
                                                                                                                 ----------------

APPAREL & ACCESSORY STORES - 0.85%
        250,000  DSW INCORPORATED+                                                                                      8,650,000
         40,000  KOHLS CORPORATION+                                                                                     2,824,000

                                                                                                                       11,474,000
                                                                                                                 ----------------

BUSINESS SERVICES - 14.44%
        300,000  ACTIVISION INCORPORATED+                                                                               4,626,000
        465,000  ALLIANCE DATA SYSTEMS CORPORATION+                                                                    28,234,800
        465,000  AQUANTIVE INCORPORATED+                                                                               12,638,700
        580,000  BLACKBOARD INCORPORATED+                                                                              16,071,800
        300,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   22,584,000
        124,900  DEALERTRACK HOLDINGS INCORPORATED+                                                                     3,183,701
        110,000  DIGITAL RIVER INCORPORATED+                                                                            6,363,500
        125,000  F5 NETWORKS INCORPORATED+                                                                              8,273,750
        111,000  GOOGLE INCORPORATED CLASS A+ <<                                                                       52,879,290
        160,000  JUNIPER NETWORKS INCORPORATED+                                                                         2,755,200
        316,974  LIQUIDITY SERVICES INCORPORATED+                                                                       5,372,709
        285,000  ORACLE CORPORATION+                                                                                    5,263,950
         85,000  RED HAT INCORPORATED+                                                                                  1,392,300
      1,060,000  SUN MICROSYSTEMS INCORPORATED+                                                                         5,755,800
        295,000  WEBEX COMMUNICATIONS INCORPORATED+                                                                    11,342,750
        325,000  YAHOO! INCORPORATED+                                                                                   8,560,500

                                                                                                                      195,298,750
                                                                                                                 ----------------

CHEMICALS & ALLIED PRODUCTS - 8.14%
         70,000  ABBOTT LABORATORIES                                                                                    3,325,700
        225,000  AMGEN INCORPORATED+                                                                                   17,079,750
         75,000  BIOGEN IDEC INCORPORATED                                                                               3,570,000
        175,000  ELI LILLY & COMPANY<<                                                                                  9,801,750
        115,000  GENENTECH INCORPORATED+                                                                                9,579,500
        110,000  GILEAD SCIENCES INCORPORATED+ <<                                                                       7,579,000
        290,000  MONSANTO COMPANY                                                                                      12,823,800
        125,000  NOVARTIS AG ADR<<                                                                                      7,591,250
        360,000  PRAXAIR INCORPORATED                                                                                  21,690,000
        115,000  PROCTER & GAMBLE COMPANY                                                                               7,289,850
        120,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                           3,956,400
        115,000  WYETH                                                                                                  5,868,450

                                                                                                                      110,155,450
                                                                                                                 ----------------

COAL MINING - 0.26%
        100,000  CONSOL ENERGY INCORPORATED                                                                             3,539,000
                                                                                                                 ----------------

COMMUNICATIONS - 7.40%
        270,000  AMERICA MOVIL SA DE CV ADR SERIES L                                                                   11,574,900
        215,000  AMERICAN TOWER CORPORATION CLASS A+                                                                    7,744,300
        215,000  AT & T INCORPORATED<<                                                                                  7,363,750
         87,100  CBEYOND INCORPORATED+                                                                                  2,642,614
        285,000  COMCAST CORPORATION SPECIAL CLASS A+                                                                  11,536,800
        105,000  EQUINIX INCORPORATED+                                                                                  7,182,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMUNICATIONS (continued)
        800,000  NII HOLDINGS INCORPORATED+                                                                      $     52,024,000

                                                                                                                      100,068,364
                                                                                                                 ----------------

DEPOSITORY INSTITUTIONS - 1.34%
        295,000  JPMORGAN CHASE & COMPANY                                                                              13,994,800
        190,000  WESTERN UNION COMPANY+                                                                                 4,189,500

                                                                                                                       18,184,300
                                                                                                                 ----------------

EATING & DRINKING PLACES - 0.78%
        730,000  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                 10,548,500
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.31%
        151,000  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                             939,220
         45,000  BROADCOM CORPORATION CLASS A+                                                                          1,362,150
        570,000  CISCO SYSTEMS INCORPORATED+                                                                           13,754,100
        400,000  GENERAL ELECTRIC COMPANY                                                                              14,044,000
        235,000  MARVELL TECHNOLOGY GROUP LIMITED+ <<                                                                   4,295,800
         45,000  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                1,597,500
        810,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                     26,673,300
        350,000  MICROSEMI CORPORATION+                                                                                 6,860,000
        410,000  MOTOROLA INCORPORATED                                                                                  9,454,600
        230,000  NOKIA OYJ ADR                                                                                          4,572,400
        530,000  ON SEMICONDUCTOR CORPORATION+                                                                          3,296,600
        185,000  QUALCOMM INCORPORATED                                                                                  6,732,150
        175,000  TEXAS INSTRUMENTS INCORPORATED                                                                         5,281,500

                                                                                                                       98,863,320
                                                                                                                 ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.97%
        160,000  CELGENE CORPORATION+                                                                                   8,550,400
        855,000  HURON CONSULTING GROUP INCORPORATED+                                                                  34,165,800
        110,000  MOODY'S CORPORATION                                                                                    7,293,000
        180,000  PAYCHEX INCORPORATED                                                                                   7,106,400
        660,000  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                       20,889,000
         25,000  QUEST DIAGNOSTICS INCORPORATED                                                                         1,243,500
         77,150  SAIC INCORPORATED+                                                                                     1,543,000

                                                                                                                       80,791,100
                                                                                                                 ----------------

FOOD & KINDRED PRODUCTS - 1.41%
        125,000  FOMENTO ECONOMICO MEXICANO SA DE CV<<                                                                 12,086,250
        110,000  PEPSICO INCORPORATED                                                                                   6,978,400

                                                                                                                       19,064,650
                                                                                                                 ----------------

FOOD STORES - 0.81%
        164,200  SUSSER HOLDINGS CORPORATION+ <<                                                                        2,988,440
        125,000  WHOLE FOODS MARKET INCORPORATED                                                                        7,980,000

                                                                                                                       10,968,440
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES - 1.05%
        240,000  TARGET CORPORATION                                                                                    14,203,200
                                                                                                                 ----------------

HEALTH SERVICES - 3.78%
        135,000  CAREMARK RX INCORPORATED                                                                               6,646,050
         45,000  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                 1,460,250
        400,000  COVANCE INCORPORATED+                                                                                 23,400,000
        155,000  HEALTHWAYS INCORPORATED+                                                                               6,564,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
HEALTH SERVICES (continued)
        395,000  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                            $      13,114,000

                                                                                                                       51,184,550
                                                                                                                -----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.58%
        175,000  FOSTER WHEELER LIMITED+                                                                                7,866,250
                                                                                                                -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.35%
         45,000  ALCON INCORPORATED                                                                                     4,773,600
                                                                                                                -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.01%
        160,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            6,683,200
        115,000  STATION CASINOS INCORPORATED                                                                           6,934,500

                                                                                                                       13,617,700
                                                                                                                -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.01%
         70,000  APPLE COMPUTER INCORPORATED+                                                                           5,675,600
        120,000  GAMESTOP CORPORATION CLASS A+                                                                          6,127,200
        260,000  GRANT PRIDECO INCORPORATED+ <<                                                                         9,820,200
        445,000  HEWLETT-PACKARD COMPANY                                                                               17,239,300
        100,000  MIDDLEBY CORPORATION+                                                                                  9,011,000
        185,000  RACKABLE SYSTEMS INCORPORATED+                                                                         5,736,850
      1,325,000  XYRATEX LIMITED+ <<                                                                                   27,639,500

                                                                                                                       81,249,650
                                                                                                                -----------------

INSURANCE CARRIERS - 2.35%
        100,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              6,717,000
        110,000  ARCH CAPITAL GROUP LIMITED+                                                                            7,071,900
        235,000  WELLPOINT INCORPORATED+                                                                               17,935,200

                                                                                                                       31,724,100
                                                                                                                -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.64%
         20,000  C.R. BARD INCORPORATED                                                                                 1,639,200
         80,000  FORMFACTOR INCORPORATED+                                                                               3,054,400
         75,000  HOLOGIC INCORPORATED+                                                                                  3,611,250
        150,000  ICON PLC+ <<                                                                                           5,382,000
         50,000  INTUITIVE SURGICAL INCORPORATED+                                                                       4,959,000
         65,000  MEDTRONIC INCORPORATED                                                                                 3,164,200
         65,000  NEUROMETRIC INCORPORATED+                                                                              1,058,850
        720,000  NEXTEST SYSTEMS CORPORATION+                                                                           7,524,000
        530,000  NUVASIVE INCORPORATED+                                                                                12,460,300
        250,000  RESMED INCORPORATED+ <<                                                                               10,997,500
        185,000  RESPIRONICS INCORPORATED+                                                                              6,534,200
        200,000  ROCKWELL AUTOMATION INCORPORATED                                                                      12,400,000
        100,000  ST. JUDE MEDICAL INCORPORATED+                                                                         3,435,000

                                                                                                                       76,219,900
                                                                                                                -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.82%
        165,000  JOHNSON & JOHNSON                                                                                     11,121,000
                                                                                                                -----------------

MISCELLANEOUS RETAIL - 6.86%
        610,000  COLDWATER CREEK INCORPORATED+                                                                         18,598,900
        400,000  CVS CORPORATION                                                                                       12,552,000
        805,000  DICK'S SPORTING GOODS INCORPORATED+                                                                   40,056,800
        350,000  NUTRI SYSTEM INCORPORATED+                                                                            21,588,000

                                                                                                                       92,795,700
                                                                                                                -----------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
MOTION PICTURES - 0.68%
        460,000  TIME WARNER INCORPORATED<<                                                                      $      9,204,600
                                                                                                                 ----------------

OIL & GAS EXTRACTION - 3.86%
        340,000  CNX GAS CORPORATION+                                                                                   8,891,000
        410,000  SCHLUMBERGER LIMITED<<                                                                                25,862,800
        135,000  ULTRA PETROLEUM CORPORATION+                                                                           7,204,950
        220,000  XTO ENERGY INCORPORATED<<                                                                             10,265,200

                                                                                                                       52,223,950
                                                                                                                 ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.99%
        310,000  WORLD FUEL SERVICES CORPORATION                                                                       13,336,200
                                                                                                                 ----------------

PRIMARY METAL INDUSTRIES - 1.26%
        250,000  PRECISION CASTPARTS CORPORATION                                                                       17,015,000
                                                                                                                 ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.92%
        202,150  INNERWORKINGS INCORPORATED+                                                                            3,022,143
        300,000  VISTAPRINT LIMITED+                                                                                    9,384,000

                                                                                                                       12,406,143
                                                                                                                 ----------------

RAILROAD TRANSPORTATION - 1.38%
        240,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                                              18,607,200
                                                                                                                 ----------------

REAL ESTATE - 0.12%
         70,650  DOUGLAS EMMETT INCORPORATED+ <<                                                                        1,685,003
                                                                                                                 ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.73%
         70,000  AMERIPRISE FINANCIAL INCORPORATED                                                                      3,605,000
      1,430,000  CHARLES SCHWAB CORPORATION                                                                            26,054,600
         54,300  CHICAGO MERCANTILE EXCHANGE<<                                                                         27,204,300
         50,000  GFI GROUP INCORPORATED+                                                                                2,883,500
         50,000  GOLDMAN SACHS GROUP INCORPORATED                                                                       9,489,500
         40,000  GREENHILL & COMPANY INCORPORATED                                                                       2,717,600
        250,000  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                             11,675,000
         50,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  3,892,000
         40,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                   3,496,800

                                                                                                                       91,018,300
                                                                                                                 ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.44%
        290,000  CORNING INCORPORATED+                                                                                  5,924,700
                                                                                                                 ----------------

TRANSPORTATION EQUIPMENT - 1.45%
        245,000  BOEING COMPANY                                                                                        19,565,700
                                                                                                                 ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.64%
         60,000  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+                                                          1,415,400
        295,000  MCKESSON CORPORATION<<                                                                                14,776,550
        170,000  UNITED NATURAL FOODS INCORPORATED+                                                                     5,933,000

                                                                                                                       22,124,950
                                                                                                                 ----------------

WHOLESALE TRADE-DURABLE GOODS - 0.32%
        105,000  POOL CORPORATION                                                                                       4,302,899
                                                                                                                 ----------------

TOTAL COMMON STOCKS (COST $1,140,409,388)                                                                           1,340,276,919
                                                                                                                 ----------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COLLATERAL FOR SECURITIES LENDING - 5.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.12%
      1,595,776  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                          $      1,595,776
            268  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              268

                                                                                                                        1,596,044
                                                                                                                 ----------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.60%
$       349,481  AMERICAN GENERAL FINANCE CORPORATION++ +/-                           5.35%      11/15/2007               349,641
         38,831  AQUINAS FUNDING LLC++                                                5.33       12/11/2006                38,605
      1,941,559  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       11/03/2006             1,941,559
        970,780  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       12/22/2006               970,780
        970,780  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.30       04/25/2007               970,828
      1,067,120  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006             1,066,810
        970,780  BANCO SANTANDER TOTTA LOAN++ +/-                                     5.32       11/16/2007               970,799
        970,780  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007               970,964
        640,715  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007               640,843
        232,987  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007               233,080
        739,618  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006               737,569
      2,454,092  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006             2,446,926
        970,780  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006               964,567
        698,961  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006               697,431
        776,624  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006               775,148
        392,195  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006               392,195
        716,435  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       11/17/2006               714,766
        429,007  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006               428,943
        357,441  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006               355,622
        388,312  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       01/17/2007               383,959
        970,780  CHEYNE FINANCE LLC SERIES MTN++ +/-                                  5.34       07/16/2007               970,828
        970,780  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.37       11/15/2006               970,799
      1,941,559  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.28       06/25/2007             1,941,481
      3,535,967  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006             3,529,249
        893,117  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006               890,643
         49,160  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006                48,974
      2,863,606  DNB NOR BANK ASA                                                     5.33       11/01/2006             2,863,606
         38,831  EDISON ASSET SECURITIZATION LLC                                      5.41       12/11/2006                38,605
      1,941,559  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006             1,941,559
        201,922  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006               201,864
      7,048,591  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $7,049,640)        5.36       11/01/2006             7,048,591
        569,770  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006               568,608
         48,539  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43       11/06/2006                48,504
         48,539  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006                48,355
        317,251  GALLEON CAPITAL LLC                                                  5.35       11/01/2006               317,251
        557,227  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007               557,584
         77,662  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007                77,690
        135,909  HBOS TREASURY SERVICES PLC++ +/-                                     5.45       01/12/2007               135,959
        544,607  HSBC BANK USA+/-                                                     5.41       12/14/2006               544,651
      1,359,091  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007             1,359,744
      2,524,027  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007             2,524,027
        970,780  INTESA BANK IRELAND PLC SERIES BKNT++ +/-                            5.32       11/23/2007               970,731
        473,740  K2 USA LLC                                                           5.32       11/10/2006               473,120
        582,468  KAUPTHING BANK SERIES MTN++ +/-                                      5.38       03/20/2007               582,182
        358,800  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006               358,696
      2,332,434  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006             2,330,731
      1,167,498  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006             1,166,307
      3,883,118  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006             3,883,118
         77,662  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006                77,504
        970,780  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006               970,780
        582,468  LIQUID FUNDING LIMITED++ +/-                                         5.29       12/01/2006               582,468
        970,780  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006               965,693
        582,468  LIQUID FUNDING LIMITED                                               5.47       12/28/2006               577,633


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       232,987  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33%      02/20/2007      $        233,022
        388,312  MBIA GLOBAL FUNDING LLC++ +/-                                        5.32       02/20/2007               388,331
        219,396  MORGAN STANLEY+/-                                                    5.50       11/09/2006               219,401
        970,780  MORGAN STANLEY+/-                                                    5.50       07/27/2007               971,760
        653,335  MORGAN STANLEY+/-                                                    5.51       01/12/2007               653,537
        231,822  MORGAN STANLEY+/-                                                    5.55       11/24/2006               231,850
        179,594  MORGAN STANLEY SERIES EXL+/- ss.                                     5.38       12/14/2007               179,616
        695,661  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.49       07/20/2007               696,419
        213,572  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.51       12/11/2006               213,614
        608,290  NORTH SEA FUNDING LLC                                                5.31       11/09/2006               607,579
      1,941,559  NORTHERN ROCK PLC++ +/- ss.                                          5.32       12/05/2007             1,941,812
        582,468  PARAGON MORTGAGES PLC SERIES 12A++ +/-                               5.30       05/15/2007               582,468
        157,072  RACERS TRUST SERIES 2004-6-MM++ +/-                                  5.34       09/22/2006               157,093
      2,396,855  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006             2,396,855
        776,624  SLM CORPORATION++ +/- ss.                                            5.32       12/12/2007               776,849
        660,130  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006               657,628
        224,483  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/09/2007               224,479
        970,780  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL++ +/-                  5.33       06/15/2007               970,838
        970,780  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                  5.33       03/09/2007               970,954
        970,780  VERSAILLES CDS LLC++                                                 5.35       11/01/2006               970,780
      1,587,030  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006             1,584,951
        240,753  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006               240,753
      4,220,950  WORLD OMNI VEHICLE LEASING INCORPORATED++                            5.31       11/15/2006             4,212,339

                                                                                                                       75,701,498
                                                                                                                 ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $77,297,542)                                                             77,297,542
                                                                                                                 ----------------
SHARES
SHORT-TERM INVESTMENTS - 2.28%
     30,853,867  WELLS FARGO MONEY MARKET TRUST~ ++                                                                    30,853,867
                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $30,853,867)                                                                        30,853,867
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,248,560,797)*                                  107.10%                                                  $  1,448,428,328

OTHER ASSETS AND LIABILITIES, NET                        (7.10)                                                       (96,077,713)
                                                       -------                                                   ----------------

TOTAL NET ASSETS                                        100.00%                                                  $  1,352,350,615
                                                       -------                                                   ----------------


+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/- VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,853,867.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 97.39%

APPAREL & ACCESSORY STORES - 6.51%
        493,000  GAP INCORPORATED                                                                                $     10,362,860
        264,000  ROSS STORES INCORPORATED                                                                               7,769,520

                                                                                                                       18,132,380
                                                                                                                 ----------------

BUSINESS SERVICES - 6.87%
        365,100  FIRST DATA CORPORATION<<                                                                               8,853,675
        359,000  MICROSOFT CORPORATION                                                                                 10,306,890

                                                                                                                       19,160,565
                                                                                                                 ----------------

CHEMICALS & ALLIED PRODUCTS - 10.00%
        332,700  MEDIMMUNE INCORPORATED+                                                                               10,659,708
        338,700  PFIZER INCORPORATED                                                                                    9,026,355
        160,600  WYETH                                                                                                  8,195,418

                                                                                                                       27,881,481
                                                                                                                 ----------------

COMMUNICATIONS - 3.46%
        238,000  COMCAST CORPORATION SPECIAL CLASS A+                                                                   9,634,240
                                                                                                                 ----------------

DEPOSITORY INSTITUTIONS - 13.29%
        159,500  BANK OF AMERICA CORPORATION                                                                            8,592,265
        225,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                  7,733,250
        176,000  CITIGROUP INCORPORATED                                                                                 8,828,160
        162,324  JPMORGAN CHASE & COMPANY                                                                               7,700,651
        189,500  WESTERN UNION COMPANY<<+                                                                               4,178,475

                                                                                                                       37,032,801
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 18.60%
        366,000  AMERICAN POWER CONVERSION CORPORATION                                                                 11,064,180
        240,000  CISCO SYSTEMS INCORPORATED+                                                                            5,791,200
        262,000  GENERAL ELECTRIC COMPANY                                                                               9,198,820
        435,200  INTEL CORPORATION                                                                                      9,287,168
        310,000  NOVELLUS SYSTEMS INCORPORATED<<+                                                                       8,571,500
        586,900  VISHAY INTERTECHNOLOGY INCORPORATED<<+                                                                 7,917,281

                                                                                                                       51,830,149
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES - 6.72%
        616,000  DOLLAR GENERAL CORPORATION                                                                             8,642,480
        204,800  WAL-MART STORES INCORPORATED                                                                          10,092,544

                                                                                                                       18,735,024
                                                                                                                 ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.90%
        729,000  SYMBOL TECHNOLOGIES INCORPORATED<<                                                                    10,883,970
                                                                                                                 ----------------

INSURANCE CARRIERS - 3.71%
        154,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             10,344,180
                                                                                                                 ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.47%
        431,900  BOSTON SCIENTIFIC CORPORATION+                                                                         6,871,529
                                                                                                                 ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.84%
         30,000  JOHNSON & JOHNSON                                                                                      2,022,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
        295,000  TYCO INTERNATIONAL LIMITED                                                                      $      8,681,850

                                                                                                                       10,703,850
                                                                                                                 ----------------

MOTION PICTURES - 3.78%
        527,000  TIME WARNER INCORPORATED<<                                                                            10,545,270
                                                                                                                 ----------------

OIL & GAS EXTRACTION - 1.02%
         57,000  TIDEWATER INCORPORATED<<                                                                               2,834,610
                                                                                                                 ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.67%
        135,500  CHEVRON CORPORATION                                                                                    9,105,600
        133,000  EXXON MOBIL CORPORATION                                                                                9,498,860

                                                                                                                       18,604,460
                                                                                                                 ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.55%
        103,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                   9,004,260
        121,000  MORGAN STANLEY                                                                                         9,248,030

                                                                                                                       18,252,290
                                                                                                                 ----------------

TOTAL COMMON STOCKS (COST $240,182,572)                                                                               271,446,799
                                                                                                                 ----------------

COLLATERAL FOR SECURITIES LENDING - 8.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.17%
        489,179  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   489,179
             82  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               82

                                                                                                                          489,261
                                                                                                                 ----------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 8.33%
$       107,132  AMERICAN GENERAL FINANCE CORPORATION++ +/-                           5.35%      11/15/2007               107,181
         11,904  AQUINAS FUNDING LLC++                                                5.33       12/11/2006                11,834
        595,177  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       11/03/2006               595,177
        297,589  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       12/22/2006               297,589
        297,589  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.30       04/25/2007               297,604
        327,121  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006               327,027
        297,589  BANCO SANTANDER TOTTA LOAN++ +/-                                     5.32       11/16/2007               297,595
        297,589  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007               297,645
        196,409  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007               196,448
         71,421  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007                71,450
        226,727  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006               226,099
        752,292  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006               750,096
        297,589  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006               295,684
        214,264  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006               213,795
        238,071  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006               237,619
        120,226  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006               120,226
        219,620  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       11/17/2006               219,109
        131,510  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006               131,491
        109,572  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006               109,014
        119,035  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       01/17/2007               117,701
        297,589  CHEYNE FINANCE LLC SERIES MTN++ +/-                                  5.34       07/16/2007               297,604
        297,589  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.37       11/15/2006               297,595
        595,177  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.28       06/25/2007               595,154
      1,083,937  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006             1,081,878
        273,782  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006               273,023
         15,070  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006                15,013
        877,827  DNB NOR BANK ASA                                                     5.33       11/01/2006               877,827

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        11,904  EDISON ASSET SECURITIZATION LLC                                      5.41%      12/11/2006      $         11,834
        595,177  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006               595,177
         61,898  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006                61,880
      2,160,718  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,161,040)        5.36       11/01/2006             2,160,718
        174,661  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006               174,304
         14,879  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43       11/06/2006                14,869
         14,879  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006                14,823
         97,252  GALLEON CAPITAL LLC                                                  5.35       11/01/2006                97,252
        170,816  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007               170,925
         23,807  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007                23,816
         41,662  HBOS TREASURY SERVICES PLC++ +/-                                     5.45       01/12/2007                41,678
        166,947  HSBC BANK USA+/-                                                     5.41       12/14/2006               166,961
        416,624  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007               416,824
        773,731  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007               773,731
        297,589  INTESA BANK IRELAND PLC SERIES BKNT++ +/-                            5.32       11/23/2007               297,574
        145,223  K2 USA LLC                                                           5.32       11/10/2006               145,033
        178,553  KAUPTHING BANK SERIES MTN++ +/-                                      5.38       03/20/2007               178,466
        109,989  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006               109,957
        714,998  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006               714,477
        357,892  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006               357,527
      1,190,355  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006             1,190,355
         23,807  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006                23,759
        297,589  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006               297,589
        178,553  LIQUID FUNDING LIMITED++ +/-                                         5.29       12/01/2006               178,553
        297,589  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006               296,029
        178,553  LIQUID FUNDING LIMITED                                               5.47       12/28/2006               177,071
         71,421  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007                71,432
        119,035  MBIA GLOBAL FUNDING LLC++ +/-                                        5.32       02/20/2007               119,041
         67,255  MORGAN STANLEY+/-                                                    5.50       11/09/2006                67,256
        297,589  MORGAN STANLEY+/-                                                    5.50       07/27/2007               297,889
        200,277  MORGAN STANLEY+/-                                                    5.51       01/12/2007               200,339
         71,064  MORGAN STANLEY+/-                                                    5.55       11/24/2006                71,073
         55,054  MORGAN STANLEY SERIES EXL+/- ss.                                     5.38       12/14/2007                55,061
        213,252  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.49       07/20/2007               213,484
         65,470  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.51       12/11/2006                65,483
        186,469  NORTH SEA FUNDING LLC                                                5.31       11/09/2006               186,251
        595,177  NORTHERN ROCK PLC++ +/- ss.                                          5.32       12/05/2007               595,255
        178,553  PARAGON MORTGAGES PLC SERIES 12A++ +/-                               5.30       05/15/2007               178,553
         48,150  RACERS TRUST SERIES 2004-6-MM++ +/-                                  5.34       05/22/2007                48,156
        734,746  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006               734,746
        238,071  SLM CORPORATION++ +/- ss.                                            5.32       12/12/2007               238,140
        202,360  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006               201,593
         68,814  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/09/2007                68,813
        297,589  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL++ +/-                  5.33       06/15/2007               297,607
        297,589  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                  5.33       03/09/2007               297,642
        297,589  VERSAILLES CDS LLC++                                                 5.35       11/01/2006               297,589
        486,498  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006               485,861
         73,802  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006                73,802
      1,293,916  WORLD OMNI VEHICLE LEASING INCORPORATED++                            5.31       11/15/2006             1,291,276

                                                                                                                       23,206,002
                                                                                                                 ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,695,263)                                                             23,695,263
                                                                                                                 ----------------
SHARES
SHORT-TERM INVESTMENTS - 2.07%
      5,759,615  WELLS FARGO MONEY MARKET TRUST~ ++                                                                     5,759,615
                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,759,615)                                                                          5,759,615
                                                                                                                 ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES
(COST $269,637,450)*                                    107.96%                                                  $    300,901,677

OTHER ASSETS AND LIABILITIES, NET                        (7.96)                                                       (22,184,166)
                                                       -------                                                   ----------------

TOTAL NET ASSETS                                        100.00%                                                  $    278,717,511
                                                       -------                                                   ----------------

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+   NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/- VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,759,615.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 97.52%

AMUSEMENT & RECREATION SERVICES - 0.54%
         30,000  HARRAH'S ENTERTAINMENT INCORPORATED                                                             $      2,229,900
                                                                                                                 ----------------

APPAREL & ACCESSORY STORES - 1.10%
         95,000  NORDSTROM INCORPORATED                                                                                 4,498,250
                                                                                                                 ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.44%
        195,000  LOWE'S COMPANIES INCORPORATED                                                                          5,877,300
                                                                                                                 ----------------

BUSINESS SERVICES - 10.72%
         45,000  AKAMAI TECHNOLOGIES INCORPORATED+                                                                      2,108,700
         90,000  AUTODESK INCORPORATED+                                                                                 3,307,500
         55,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    4,140,400
        100,000  ELECTRONIC ARTS INCORPORATED+                                                                          5,289,000
         33,000  GOOGLE INCORPORATED CLASS A+                                                                          15,720,870
        270,000  JUNIPER NETWORKS INCORPORATED+ <<                                                                      4,649,400
        425,000  SUN MICROSYSTEMS INCORPORATED+                                                                         2,307,750
         90,000  SYMANTEC CORPORATION+                                                                                  1,785,600
        175,000  YAHOO! INCORPORATED+                                                                                   4,609,500

                                                                                                                       43,918,720
                                                                                                                 ----------------

CHEMICALS & ALLIED PRODUCTS - 10.20%
         80,000  AMGEN INCORPORATED+                                                                                    6,072,800
         50,000  COLGATE-PALMOLIVE COMPANY                                                                              3,198,500
         50,000  ELI LILLY & COMPANY                                                                                    2,800,500
         45,000  FOREST LABORATORIES INCORPORATED+                                                                      2,202,300
         60,000  GENENTECH INCORPORATED+                                                                                4,998,000
         60,000  GILEAD SCIENCES INCORPORATED+ <<                                                                       4,134,000
        130,000  MONSANTO COMPANY                                                                                       5,748,600
        120,000  PRAXAIR INCORPORATED                                                                                   7,230,000
         85,000  PROCTER & GAMBLE COMPANY                                                                               5,388,150

                                                                                                                       41,772,850
                                                                                                                 ----------------

COMMUNICATIONS - 4.74%
         95,000  AMERICA MOVIL SA DE CV ADR SERIES L                                                                    4,072,650
        135,000  AMERICAN TOWER CORPORATION CLASS A+                                                                    4,862,700
        130,000  COMCAST CORPORATION CLASS A+ <<                                                                        5,287,100
         80,000  NII HOLDINGS INCORPORATED+                                                                             5,202,400

                                                                                                                       19,424,850
                                                                                                                 ----------------

DEPOSITORY INSTITUTIONS - 1.22%
         85,000  NORTHERN TRUST CORPORATION                                                                             4,991,200
                                                                                                                 ----------------

ELECTRIC, GAS & SANITARY SERVICES - 0.53%
         35,000  EXELON CORPORATION<<                                                                                   2,169,300
                                                                                                                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.05%
        490,000  CISCO SYSTEMS INCORPORATED+                                                                           11,823,700
         50,000  EMERSON ELECTRIC COMPANY                                                                               4,220,000
        285,000  INTEL CORPORATION                                                                                      6,081,900
        190,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                      6,256,700
        350,000  MOTOROLA INCORPORATED                                                                                  8,071,000
        145,000  NETWORK APPLIANCE INCORPORATED+ <<                                                                     5,292,500
        140,000  NVIDIA CORPORATION+                                                                                    4,881,800
        100,000  QUALCOMM INCORPORATED                                                                                  3,639,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        105,000  TEXAS INSTRUMENTS INCORPORATED                                                                  $      3,168,900

                                                                                                                       53,435,500
                                                                                                                 ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.02%
        135,000  CELGENE CORPORATION+                                                                                   7,214,400
         45,000  MOODY'S CORPORATION                                                                                    2,983,500
         55,000  PAYCHEX INCORPORATED                                                                                   2,171,400

                                                                                                                       12,369,300
                                                                                                                 ----------------

FOOD & KINDRED PRODUCTS - 2.01%
        130,000  PEPSICO INCORPORATED                                                                                   8,247,200
                                                                                                                 ----------------

FOOD STORES - 2.86%
        175,000  STARBUCKS CORPORATION+ <<                                                                              6,606,250
         80,000  WHOLE FOODS MARKET INCORPORATED                                                                        5,107,200

                                                                                                                       11,713,450
                                                                                                                 ----------------

GENERAL MERCHANDISE STORES - 3.67%
        150,000  TARGET CORPORATION                                                                                     8,877,000
        125,000  WAL-MART STORES INCORPORATED<<                                                                         6,160,000

                                                                                                                       15,037,000
                                                                                                                 ----------------

HEALTH SERVICES - 0.86%
         60,000  COVANCE INCORPORATED+                                                                                  3,510,000
                                                                                                                 ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.54%
        200,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            8,354,000
         35,000  STATION CASINOS INCORPORATED                                                                           2,110,500
         55,000  WYNN RESORTS LIMITED+                                                                                  4,044,700

                                                                                                                       14,509,200
                                                                                                                 ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.73%
         80,000  APPLE COMPUTER INCORPORATED+                                                                           6,486,400
         65,000  BAKER HUGHES INCORPORATED                                                                              4,488,250
        170,000  HEWLETT-PACKARD COMPANY                                                                                6,585,800
         85,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            7,848,050
         45,000  SANDISK CORPORATION+                                                                                   2,164,500

                                                                                                                       27,573,000
                                                                                                                 ----------------

INSURANCE CARRIERS - 1.96%
        105,000  WELLPOINT INCORPORATED+                                                                                8,013,600
                                                                                                                 ----------------

LEATHER & LEATHER PRODUCTS - 1.11%
        115,000  COACH INCORPORATED+                                                                                    4,558,600
                                                                                                                 ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.80%
         45,000  ALLERGAN INCORPORATED                                                                                  5,197,500
         30,000  ZIMMER HOLDINGS INCORPORATED+                                                                          2,160,300

                                                                                                                        7,357,800
                                                                                                                 ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.55%
        155,000  JOHNSON & JOHNSON                                                                                     10,447,000
                                                                                                                 ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
MISCELLANEOUS RETAIL - 2.80%
         25,000  NUTRI SYSTEM INCORPORATED+                                                                      $      1,542,000
        215,000  STAPLES INCORPORATED                                                                                   5,544,850
        100,000  WALGREEN COMPANY                                                                                       4,368,000

                                                                                                                       11,454,850
                                                                                                                 ----------------

MOTION PICTURES - 1.39%
        135,000  TIME WARNER INCORPORATED<<                                                                             2,701,350
         95,000  WALT DISNEY COMPANY                                                                                    2,988,700

                                                                                                                        5,690,050
                                                                                                                 ----------------

OIL & GAS EXTRACTION - 2.41%
        105,000  SCHLUMBERGER LIMITED                                                                                   6,623,400
         70,000  XTO ENERGY INCORPORATED                                                                                3,266,200

                                                                                                                        9,889,600
                                                                                                                 ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.45%
         35,000  VALERO ENERGY CORPORATION                                                                              1,831,550
                                                                                                                 ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.59%
         50,000  MCGRAW-HILL COMPANIES INCORPORATED                                                                     3,208,500
         85,000  VIACOM INCORPORATED CLASS B+ <<                                                                        3,308,200

                                                                                                                        6,516,700
                                                                                                                 ----------------

RAILROAD TRANSPORTATION - 0.76%
         40,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                                               3,101,200
                                                                                                                 ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.89%
         85,000  AMERIPRISE FINANCIAL INCORPORATED                                                                      4,377,500
        410,000  CHARLES SCHWAB CORPORATION                                                                             7,470,200
         20,000  CHICAGO MERCANTILE EXCHANGE                                                                           10,020,000
         55,000  GOLDMAN SACHS GROUP INCORPORATED                                                                      10,438,450

                                                                                                                       32,306,150
                                                                                                                 ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.60%
        320,000  CORNING INCORPORATED+                                                                                  6,537,600
                                                                                                                 ----------------

TRANSPORTATION EQUIPMENT - 3.63%
         55,000  BOEING COMPANY                                                                                         4,392,300
         60,000  LOCKHEED MARTIN CORPORATION<<                                                                          5,215,800
         80,000  UNITED TECHNOLOGIES CORPORATION                                                                        5,257,600

                                                                                                                       14,865,700
                                                                                                                 ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.35%
         35,000  CARDINAL HEALTH INCORPORATED                                                                           2,290,750
         65,000  MCKESSON CORPORATION                                                                                   3,255,850

                                                                                                                        5,546,600
                                                                                                                 ----------------

TOTAL COMMON STOCKS (COST $342,716,466)                                                                               399,394,020
                                                                                                                 ----------------

COLLATERAL FOR SECURITIES LENDING - 9.09%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
        768,452  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   768,452

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
            129  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                 $            129

                                                                                                                          768,581
                                                                                                                 ----------------
PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 8.90%
$       168,294  AMERICAN GENERAL FINANCE CORPORATION++ +/-                           5.35%      11/15/2007               168,371
         18,699  AQUINAS FUNDING LLC++                                                5.33       12/11/2006                18,590
        934,965  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       11/03/2006               934,965
        467,483  ATLAS CAPITAL FUNDING CORPORATION++ +/-                              5.30       12/22/2006               467,483
        467,483  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN++ +/-                   5.30       04/25/2007               467,506
        513,875  ATOMIUM FUNDING CORPORATION++                                        5.35       11/03/2006               513,726
        467,483  BANCO SANTANDER TOTTA LOAN++ +/-                                     5.32       11/16/2007               467,492
        467,483  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36       06/19/2007               467,571
        308,538  BANK ONE NA ILLINOIS SERIES BKNT+/-                                  5.42       01/12/2007               308,600
        112,196  BEAR STEARNS & COMPANY SERIES MTNB+/-                                5.53       01/16/2007               112,241
        356,166  BUCKINGHAM II CDO LLC++                                              5.30       11/20/2006               355,179
      1,181,777  BUCKINGHAM II CDO LLC                                                5.31       11/21/2006             1,178,326
        467,483  BUCKINGHAM III CDO LLC++                                             5.33       12/15/2006               464,491
        336,587  CAIRN HIGH GRADE FUNDING I LLC                                       5.30       11/16/2006               335,850
        373,986  CAIRN HIGH GRADE FUNDING I LLC++                                     5.31       11/14/2006               373,275
        188,863  CAIRN HIGH GRADE FUNDING I LLC                                       5.35       11/01/2006               188,863
        345,002  CEDAR SPRINGS CAPITAL COMPANY                                        5.32       11/17/2006               344,198
        206,590  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       11/02/2006               206,559
        172,127  CEDAR SPRINGS CAPITAL COMPANY                                        5.33       12/06/2006               171,251
        186,993  CEDAR SPRINGS CAPITAL COMPANY++                                      5.36       01/17/2007               184,897
        467,483  CHEYNE FINANCE LLC SERIES MTN++ +/-                                  5.34       07/16/2007               467,506
        467,483  CULLINAN FINANCE CORPORATION SERIES MTN++ +/-                        5.37       11/15/2006               467,492
        934,965  CULLINAN FINANCE CORPORATION SERIES MTN2++ +/-                       5.28       06/25/2007               934,928
      1,702,758  DEER VALLEY FUNDING LLC                                              5.31       11/14/2006             1,699,523
        430,084  DEER VALLEY FUNDING LLC                                              5.31       11/20/2006               428,893
         23,673  DEER VALLEY FUNDING LLC++                                            5.32       11/27/2006                23,584
      1,378,980  DNB NOR BANK ASA                                                     5.33       11/01/2006             1,378,980
         18,699  EDISON ASSET SECURITIZATION LLC                                      5.41       12/11/2006                18,590
        934,965  FAIRWAY FINANCE CORPORATION                                          5.32       11/01/2006               934,965
         97,236  FCAR OWNER TRUST SERIES II                                           5.30       11/03/2006                97,208
      3,394,275  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,394,780)        5.36       11/01/2006             3,394,275
        274,375  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.31       11/15/2006               273,815
         23,374  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.43       11/06/2006                23,357
         23,374  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.46       11/27/2006                23,286
        152,773  GALLEON CAPITAL LLC                                                  5.35       11/01/2006               152,773
        268,335  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46       03/30/2007               268,507
         37,399  HARRIER FINANCE FUNDING LLC SERIES MTN++ +/-                         5.42       05/15/2007                37,412
         65,448  HBOS TREASURY SERVICES PLC++ +/-                                     5.45       01/12/2007                65,472
        262,258  HSBC BANK USA+/-                                                     5.41       12/14/2006               262,279
        654,476  IBM CORPORATION SERIES MTN+/-                                        5.36       06/28/2007               654,790
      1,215,455  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.39       09/17/2007             1,215,455
        467,483  INTESA BANK IRELAND PLC SERIES BKNT++ +/-                            5.32       11/23/2007               467,459
        228,131  K2 USA LLC                                                           5.32       11/10/2006               227,833
        280,490  KAUPTHING BANK SERIES MTN++ +/-                                      5.38       03/20/2007               280,352
        172,782  KLIO FUNDING CORPORATION++                                           5.36       11/03/2006               172,731
      1,123,192  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.30       11/06/2006             1,122,372
        562,213  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.31       11/08/2006               561,640
      1,869,930  LEXINGTON PARKER CAPITAL CORPORATION++                               5.32       11/01/2006             1,869,930
         37,399  LIBERTY STREET FUNDING CORPORATION                                   5.31       11/15/2006                37,322
        467,483  LIBERTY STREET FUNDING CORPORATION++                                 5.35       11/01/2006               467,483
        280,490  LIQUID FUNDING LIMITED++ +/-                                         5.29       12/01/2006               280,490
        467,483  LIQUID FUNDING LIMITED++                                             5.33       12/07/2006               465,033
        280,490  LIQUID FUNDING LIMITED                                               5.47       12/28/2006               278,161
        112,196  LIQUID FUNDING LIMITED SERIES MTN++ +/-                              5.33       02/20/2007               112,213
        186,993  MBIA GLOBAL FUNDING LLC++ +/-                                        5.32       02/20/2007               187,002
        105,651  MORGAN STANLEY+/-                                                    5.50       11/09/2006               105,653


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS         OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       467,483  MORGAN STANLEY+/-                                                    5.50%      07/27/2007      $        467,955
        314,616  MORGAN STANLEY+/-                                                    5.51       01/12/2007               314,713
        111,635  MORGAN STANLEY+/-                                                    5.55       11/24/2006               111,648
         86,484  MORGAN STANLEY SERIES EXL+/- ss.                                     5.38       12/14/2007                86,495
        334,998  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.49       07/20/2007               335,363
        102,846  NATIONWIDE BUILDING SOCIETY++ +/-                                    5.51       12/11/2006               102,867
        292,925  NORTH SEA FUNDING LLC                                                5.31       11/09/2006               292,582
        934,965  NORTHERN ROCK PLC++ +/- ss.                                          5.32       12/05/2007               935,087
        280,490  PARAGON MORTGAGES PLC SERIES 12A++ +/-                               5.30       05/15/2007               280,490
         75,639  RACERS TRUST SERIES 2004-6-MM++ +/-                                  5.34       05/22/2007                75,649
      1,154,214  SHEFFIELD RECEIVABLES CORPORATION                                    5.34       11/01/2006             1,154,214
        373,986  SLM CORPORATION++ +/- ss.                                            5.32       12/12/2007               374,094
        317,888  STANFIELD VICTORIA FUNDING LLC++                                     5.37       11/27/2006               316,683
        108,101  TRAVELERS INSURANCE COMPANY+/-                                       5.39       02/09/2007               108,098
        467,483  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL++ +/-                  5.33       06/15/2007               467,511
        467,483  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                  5.33       03/09/2007               467,567
        467,483  VERSAILLES CDS LLC++                                                 5.35       11/01/2006               467,483
        764,240  WHITE PINE FINANCE LLC++                                             5.31       11/10/2006               763,239
        115,936  WINDMILL FUNDING CORPORATION++                                       5.35       11/01/2006               115,936
      2,032,614  WORLD OMNI VEHICLE LEASING INCORPORATED++                            5.31       11/15/2006             2,028,467

                                                                                                                       36,454,339
                                                                                                                 ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $37,222,920)                                                             37,222,920
                                                                                                                 ----------------
SHARES
SHORT-TERM INVESTMENTS - 2.84%
     11,623,591  WELLS FARGO MONEY MARKET TRUST~ ++                                                                    11,623,591
                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,623,591)                                                                        11,623,591
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $391,562,977)*                                    109.45%                                                  $    448,240,531

OTHER ASSETS AND LIABILITIES, NET                        (9.45)                                                       (38,715,425)
                                                       -------                                                   ----------------

TOTAL NET ASSETS                                        100.00%                                                  $    409,525,106
                                                       -------                                                   ----------------


+   NON-INCOME EARNING SECURITIES.

<<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/- VARIABLE RATE INVESTMENTS.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,623,591.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LARGE CAP STOCK FUNDS LOAD & NO LOAD

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION
    Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds' valuations were based on the mean of the bid and asked prices.
    Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
    Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
    Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
    Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.
    Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER
For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

LIST OF ABBREVIATIONS WELLS FARGO ADVANTAGE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -Association of Bay Area Governments
ADR  -American Depositary Receipt
AMBAC  -American Municipal Bond Assurance Corporation
AMT  -Alternative Minimum Tax
ARM  -Adjustable Rate Mortgages
BART  -Bay Area Rapid Transit
CDA  -Community Development Authority
CDSC  -Contingent Deferred Sales Charge
CGIC  -Capital Guaranty Insurance Company
CGY  -Capital Guaranty Corporation
CMT  -Constant Maturity Treasury
COFI  -Cost of Funds Index
COP  -Certificate of Participation
CP  -Commercial Paper
CTF  -Common Trust Fund
DW&P  -Department of Water & Power
DWR  -Department of Water Resources
EDFA  -Education Finance Authority
FFCB  -Federal Farm Credit Bank
FGIC  -Financial Guaranty Insurance Corporation
FHA  -Federal Housing Authority
FHLB  -Federal Home Loan Bank
FHLMC  -Federal Home Loan Mortgage Corporation
FNMA  -Federal National Mortgage Association
FRN  -Floating Rate Notes
FSA  -Financial Security Assurance Incorporated
GDR  -Global Depositary Receipt
GNMA  -Government National Mortgage Association
GO  -General Obligation
HFA  -Housing Finance Authority
HFFA  -Health Facilities Financing Authority
IDA  -Industrial Development Authority
IDR  -Industrial Development Revenue
LIBOR  -London Interbank Offered Rate
LLC  -Limited Liability Corporation
LOC  -Letter of Credit
LP  -Limited Partnership
MBIA  -Municipal Bond Insurance Association
MFHR  -Multi-Family Housing Revenue
MUD  -Municipal Utility District
MTN  -Medium Term Note
PCFA  -Pollution Control Finance Authority
PCR  -Pollution Control Revenue
PFA  -Public Finance Authority
PLC  -Private Placement
PSFG  -Public School Fund Guaranty
RDA  -Redevelopment Authority
RDFA  -Redevelopment Finance Authority
REITS  -Real Estate Investment Trusts
R&D  -Research & Development
SFHR  -Single Family Housing Revenue
SFMR  -Single Family Mortgage Revenue
SLMA  -Student Loan Marketing Association
STEERS  -Structured Enhanced Return Trust
TBA  -To Be Announced
TRAN  -Tax Revenue Anticipation Notes
USD  -Unified School District
V/R  -Variable Rate
WEBS  -World Equity Benchmark Shares
XLCA  -XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.